United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2019

Date of reporting period: September 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 89.57%
Investment Companies - 1.46%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.88%A B C	16,057,490	$16,057,490

	Principal Amount
U.S. Treasury Obligations - 88.11%
U.S. Treasury Bills,
2.446%, Due 10/3/2019	$50,000,000	49,995,452
2.446%, Due 10/3/2019A	31,000,000	30,997,179
2.488%, Due 10/10/2019	50,000,000	49,977,906
2.482%, Due 10/17/2019A	113,000,000	112,910,981
2.258%, Due 10/31/2019	50,000,000	49,926,563
2.052%, Due 11/7/2019	50,000,000	49,911,611
2.506%, Due 11/14/2019	80,000,000	79,825,931
2.353%, Due 11/14/2019A	28,000,000	27,939,076
2.041%, Due 11/21/2019	65,000,000	64,834,802
1.410%, Due 12/12/2019A	85,000,000	84,697,967
1.176%, Due 12/19/2019	45,000,000	44,829,631
0.833%, Due 12/19/2019A	30,000,000	29,886,421
1.864%, Due 1/23/2020A	82,000,000	81,534,288
1.867%, Due 2/20/2020A	86,000,000	85,392,792
1.866%, Due 3/5/2020	45,000,000	44,652,412
1.882%, Due 3/19/2020A	78,000,000	77,335,158

		964,648,170

Total Short-Term Investments (Cost $980,427,215)		980,705,660

TOTAL INVESTMENTS - 89.57% (Cost $980,427,215)		980,705,660
OTHER ASSETS, NET OF LIABILITIES - 10.43%		114,149,013

TOTAL NET ASSETS - 100.00%		$1,094,854,673

Percentages are stated as a percent of net assets.

A	All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

Long Futures Contracts Open on September 30, 2019:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Brent Crude FuturesA	162	October 2019	$10,479,957	$9,598,500	$(881,457)
Cocoa FuturesA	212	December 2019	5,239,711	5,177,040	(62,671)
Gasoline RBOB FuturesA	76	October 2019	5,282,575	5,000,268	(282,307)
Gold 100oz FuturesA	531	December 2019	78,379,821	78,210,990	(168,831)
LME Copper FuturesA	157	October 2019	22,914,842	22,397,031	(517,811)
LME Lead FuturesA	54	October 2019	2,800,287	2,878,538	78,251
LME Lead FuturesA	54	November 2019	2,820,845	2,887,312	66,467
LME Lead FuturesA	30	December 2019	1,579,415	1,603,313	23,898
LME Nickel FuturesA	127	October 2019	10,665,386	13,105,638	2,440,252
LME Nickel FuturesA	28	November 2019	2,702,789	2,874,480	171,691
LME Nickel FuturesA	10	December 2019	1,049,402	1,023,900	(25,502)
LME Primary Aluminum FuturesA	394	October 2019	17,764,859	16,818,875	(945,984)
LME Zinc FuturesA	28	October 2019	1,665,653	1,702,050	36,397

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Low Sulphur Gasoil FuturesA	130	October 2019	$7,972,434	$7,673,250	$(299,184)
Low Sulphur Gasoil FuturesA	2	November 2019	120,677	117,300	(3,377)
NY Harbor ULSD FuturesA	75	October 2019	6,136,481	5,976,180	(160,301)
Silver FuturesA	336	December 2019	29,479,861	28,556,640	(923,221)
WTI Crude FuturesA	90	October 2019	5,295,781	4,866,300	(429,481)

			$212,350,776	$210,467,605	$(1,883,171)

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Mexican Peso Futures	1,851	December 2019	$46,831,891	$46,330,530	$(501,361)
U.S. Dollar Index Futures	1,325	December 2019	129,817,694	131,202,825	1,385,131

			$176,649,585	$177,533,355	$883,770

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index Futures	239	October 2019	$30,018,955	$30,225,598	$206,643
CAC 40 Index Futures	484	October 2019	29,509,071	29,942,941	433,870
DAX Index Futures	138	December 2019	46,479,538	46,669,439	189,901
Euro Stoxx 50 Index Futures	1,756	December 2019	67,096,794	68,041,021	944,227
FTSE 100 Index Futures	153	December 2019	13,726,506	13,889,920	163,414
FTSE/MIB Index Futures	276	December 2019	32,708,331	33,190,165	481,834
KOSPI 200 Index Futures	916	December 2019	52,860,778	52,485,349	(375,429)
Mini MSCI EAFE Index Futures	143	December 2019	13,661,136	13,573,560	(87,576)
Mini MSCI Emerging Markets Index Futures	25	December 2019	1,276,028	1,252,375	(23,653)
MSCI Taiwan Stock Index Futures	1,251	October 2019	50,342,801	50,928,210	585,409
NASDAQ 100 E-Mini Futures	281	December 2019	44,360,445	43,670,210	(690,235)
Nikkei 225 (SGX) Futures	399	December 2019	39,992,323	40,112,185	119,862
OMXS30 Index Futures	1,517	October 2019	25,369,894	25,392,361	22,467
Russell 2000 Mini Index Futures	521	December 2019	41,245,846	39,726,250	(1,519,596)
S&P 500 E-Mini Index Futures	634	December 2019	95,343,721	94,418,450	(925,271)
S&P/TSX 60 Index Futures	463	December 2019	69,552,345	69,622,116	69,771
SPI 200 Futures	707	December 2019	79,542,842	79,714,543	171,701
TOPIX Index Futures	205	December 2019	30,185,173	30,107,745	(77,428)

			$763,272,527	$762,962,438	$(310,089)

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3-Month Euro Euribor Futures	1,166	December 2020	$319,775,577	$319,483,870	$(291,707)
3-Month Euro Euribor Futures	1,266	September 2021	347,199,549	346,849,362	(350,187)
3-Month Euro Euribor Futures	927	June 2022	254,018,271	253,871,599	(146,672)
90-Day Eurodollar Futures	325	December 2020	80,203,000	80,051,563	(151,437)
90-Day Eurodollar Futures	541	September 2021	133,555,706	133,397,075	(158,631)
90-Day Eurodollar Futures	589	June 2022	145,359,461	145,195,862	(163,599)
90-Day Sterling Futures	1,696	December 2020	259,089,928	259,243,876	153,948
90-Day Sterling Futures	1,371	September 2021	209,564,508	209,702,621	138,113
Australian 10-Year Bond Futures	608	December 2019	60,322,866	60,467,683	144,817
Australian 3-Year Bond Futures	1,366	December 2019	106,634,859	106,664,872	30,013
Euro-Bobl Futures	759	December 2019	112,624,111	112,219,488	(404,623)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bund Futures	497	December 2019	$95,108,662	$94,392,151	$(716,511)
Euro-Buxl Futures	76	December 2019	18,263,984	18,016,879	(247,105)
Japanese 10-Year Government Bond Futures	230	December 2019	329,673,094	329,753,526	80,432
Long GILT Futures	272	December 2019	44,734,355	44,894,886	160,531
U.S. Long Bond Futures	210	December 2019	34,587,007	34,085,625	(501,382)
U.S. Treasury 10-Year Note Futures	607	December 2019	79,895,246	79,099,688	(795,558)
U.S. Treasury 5-Year Note Futures	308	December 2019	36,898,473	36,697,719	(200,754)
U.S. Ultra Bond Futures	88	December 2019	17,297,034	16,887,750	(409,284)

			$2,684,805,691	$2,680,976,095	$(3,829,596)

Short Futures Contracts Open on September 30, 2019:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Coffee FuturesA	416	December 2019	$(15,086,940)	$(15,779,400)	$(692,460)
Copper FuturesA	373	December 2019	(23,870,247)	(24,044,513)	(174,266)
Corn FuturesA	1,129	December 2019	(21,136,657)	(21,902,600)	(765,943)
KC Hard Red Winter Wheat FuturesA	523	December 2019	(10,868,853)	(10,852,250)	16,603
LME Copper FuturesA	176	October 2019	(25,442,824)	(25,107,500)	335,324
LME Copper FuturesA	162	November 2019	(23,134,574)	(23,157,900)	(23,326)
LME Copper FuturesA	57	December 2019	(8,226,854)	(8,156,344)	70,510
LME Lead FuturesA	54	October 2019	(2,623,482)	(2,878,537)	(255,055)
LME Lead FuturesA	21	November 2019	(1,050,990)	(1,122,844)	(71,854)
LME Nickel FuturesA	68	October 2019	(7,081,941)	(7,017,192)	64,749
LME Primary Aluminum FuturesA	698	October 2019	(31,270,456)	(29,795,875)	1,474,581
LME Primary Aluminum FuturesA	406	November 2019	(17,839,731)	(17,475,762)	363,969
LME Primary Aluminum FuturesA	621	December 2019	(27,250,132)	(26,827,200)	422,932
LME Zinc FuturesA	160	October 2019	(9,371,017)	(9,726,000)	(354,983)
LME Zinc FuturesA	124	November 2019	(7,098,959)	(7,475,650)	(376,691)
LME Zinc FuturesA	85	December 2019	(4,882,145)	(5,081,937)	(199,792)
Natural Gas FuturesA	730	October 2019	(18,575,057)	(17,009,000)	1,566,057
Natural Gas Swap FuturesA	40	October 2019	(247,537)	(233,000)	14,537
Natural Gas Swap FuturesA	40	November 2019	(247,537)	(250,400)	(2,863)
Natural Gas Swap FuturesA	40	December 2019	(247,537)	(262,200)	(14,663)
Natural Gas Swap FuturesA	40	January 2020	(247,537)	(258,800)	(11,263)
Natural Gas Swap FuturesA	40	February 2020	(247,537)	(250,400)	(2,863)
Natural Gas Swap FuturesA	276	March 2020	(1,726,085)	(1,575,960)	150,125
Natural Gas Swap FuturesA	276	April 2020	(1,726,085)	(1,561,470)	164,615
Natural Gas Swap FuturesA	276	May 2020	(1,726,085)	(1,587,690)	138,395
Natural Gas Swap FuturesA	276	June 2020	(1,726,085)	(1,617,360)	108,725
Natural Gas Swap FuturesA	276	July 2020	(1,726,085)	(1,621,500)	104,585
Natural Gas Swap FuturesA	276	August 2020	(1,726,085)	(1,611,840)	114,245
Natural Gas Swap FuturesA	276	September 2020	(1,726,085)	(1,631,850)	94,235
Soybean FuturesA	516	November 2019	(22,666,725)	(23,374,800)	(708,075)
Sugar #11 World FuturesA	1,771	February 2020	(23,792,089)	(25,091,528)	(1,299,439)

			$(314,589,953)	$(314,339,302)	$250,651

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Australian Dollar Currency Futures	4,443	December 2019	$(303,350,764)	$(300,702,240)	$2,648,524
Canadian Dollar Currency Futures	454	December 2019	(34,235,130)	(34,336,020)	(100,890)
Euro Currency Futures	2,866	December 2019	(397,994,308)	(392,731,563)	5,262,745
GBP Currency Futures	1,117	December 2019	(86,281,085)	(86,092,775)	188,310

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Japanese Yen Currency Futures	1,113	December 2019	$(129,685,670)	$(129,358,425)	$327,245
New Zealand Dollar Currency Futures	1,569	December 2019	(100,889,527)	(98,439,060)	2,450,467
Swiss Franc Currency Futures	355	December 2019	(45,261,462)	(44,738,875)	522,587

			$(1,097,697,946)	$(1,086,398,958)	$11,298,988

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
FTSE/JSE Top 40 Index Futures	344	December 2019	$(11,456,952)	$(11,202,884)	$254,068
Hang Seng China Enterprises Index Futures	182	October 2019	(11,852,595)	(11,854,371)	(1,776)
Hang Seng Index Futures	83	October 2019	(13,762,933)	(13,789,032)	(26,099)
IBEX 35 Index Futures	23	October 2019	(2,253,779)	(2,314,482)	(60,703)

			$(39,326,259)	$(39,160,769)	$165,490

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Euro-Schatz Futures	487	December 2019	$(59,567,426)	$(59,625,417)	$(57,991)
U.S. Treasury 2-Year Note Futures	603	December 2019	(129,689,700)	(129,946,500)	(256,800)

			$(189,257,126)	$(189,571,917)	$(314,791)

Forward Foreign Currency Contracts Open on September 30, 2019:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
INR	176,365	USD	175,787	10/4/2019	DUB	$578	$—	$578
INR	246,910	USD	243,140	10/4/2019	DUB	3,770	—	3,770
INR	246,910	USD	242,322	10/4/2019	DUB	4,588	—	4,588
INR	564,366	USD	556,514	10/4/2019	DUB	7,852	—	7,852
INR	670,185	USD	659,815	10/4/2019	DUB	10,370	—	10,370
INR	670,185	USD	660,566	10/4/2019	DUB	9,619	—	9,619
INR	705,458	USD	694,290	10/4/2019	DUB	11,168	—	11,168
INR	705,458	USD	695,914	10/4/2019	DUB	9,544	—	9,544
INR	811,277	USD	800,864	10/4/2019	DUB	10,413	—	10,413
INR	811,277	USD	799,689	10/4/2019	DUB	11,588	—	11,588
INR	917,095	USD	900,984	10/4/2019	DUB	16,111	—	16,111
INR	917,095	USD	905,015	10/4/2019	DUB	12,080	—	12,080
INR	1,022,914	USD	1,010,525	10/4/2019	DUB	12,389	—	12,389
INR	1,093,460	USD	1,079,929	10/4/2019	DUB	13,531	—	13,531
INR	1,128,733	USD	1,110,340	10/4/2019	DUB	18,393	—	18,393
INR	1,199,279	USD	1,181,706	10/4/2019	DUB	17,573	—	17,573
INR	1,375,643	USD	1,363,341	10/4/2019	DUB	12,302	—	12,302
INR	1,446,189	USD	1,426,633	10/4/2019	DUB	19,556	—	19,556
INR	1,481,462	USD	1,467,095	10/4/2019	DUB	14,367	—	14,367
INR	1,622,553	USD	1,598,398	10/4/2019	DUB	24,155	—	24,155
INR	1,763,645	USD	1,738,622	10/4/2019	DUB	25,023	—	25,023
INR	1,798,918	USD	1,785,089	10/4/2019	DUB	13,829	—	13,829
INR	1,975,282	USD	1,958,726	10/4/2019	DUB	16,556	—	16,556
INR	2,045,828	USD	2,040,601	10/4/2019	DUB	5,227	—	5,227
USD	23,578,392	INR	24,091,390	10/4/2019	DUB	—	(512,998)	(512,998)
USD	346,404	INR	352,729	10/4/2019	DUB	—	(6,325)	(6,325)
USD	208,660	INR	211,637	10/4/2019	DUB	—	(2,977)	(2,977)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	138,639	INR	141,092	10/4/2019	DUB	$—	$(2,453)	$(2,453)
USD	138,128	INR	141,092	10/4/2019	DUB	—	(2,964)	(2,964)
USD	137,732	INR	141,092	10/4/2019	DUB	—	(3,360)	(3,360)
USD	69,284	INR	70,546	10/4/2019	DUB	—	(1,262)	(1,262)
USD	68,868	INR	70,546	10/4/2019	DUB	—	(1,678)	(1,678)
USD	68,864	INR	70,546	10/4/2019	DUB	—	(1,682)	(1,682)
USD	68,860	INR	70,546	10/4/2019	DUB	—	(1,686)	(1,686)
USD	34,546	INR	35,273	10/4/2019	DUB	—	(727)	(727)
USD	35,512,254	KRW	35,538,469	10/11/2019	DUB	—	(26,215)	(26,215)
PHP	96,441	USD	96,387	10/15/2019	DUB	54	—	54
PHP	192,882	USD	192,678	10/15/2019	DUB	204	—	204
PHP	289,323	USD	289,190	10/15/2019	DUB	133	—	133
PHP	3,278,990	USD	3,252,592	10/15/2019	DUB	26,398	—	26,398
INR	70,450	USD	69,864	10/17/2019	DUB	586	—	586
INR	105,674	USD	104,430	10/17/2019	DUB	1,244	—	1,244
INR	105,674	USD	105,431	10/17/2019	DUB	243	—	243
INR	105,674	USD	105,127	10/17/2019	DUB	547	—	547
INR	105,674	USD	105,367	10/17/2019	DUB	307	—	307
INR	105,674	USD	105,257	10/17/2019	DUB	417	—	417
INR	105,674	USD	105,291	10/17/2019	DUB	383	—	383
INR	140,899	USD	139,148	10/17/2019	DUB	1,751	—	1,751
INR	140,899	USD	140,568	10/17/2019	DUB	331	—	331
INR	140,899	USD	140,160	10/17/2019	DUB	739	—	739
INR	140,899	USD	140,528	10/17/2019	DUB	371	—	371
INR	140,899	USD	140,534	10/17/2019	DUB	365	—	365
INR	140,899	USD	140,140	10/17/2019	DUB	759	—	759
INR	176,124	USD	175,185	10/17/2019	DUB	939	—	939
INR	176,124	USD	175,150	10/17/2019	DUB	974	—	974
INR	211,349	USD	210,241	10/17/2019	DUB	1,108	—	1,108
INR	246,574	USD	243,740	10/17/2019	DUB	2,834	—	2,834
INR	281,799	USD	280,951	10/17/2019	DUB	848	—	848
INR	293,540	USD	292,874	10/17/2019	DUB	666	—	666
INR	352,248	USD	351,518	10/17/2019	DUB	730	—	730
INR	352,248	USD	348,054	10/17/2019	DUB	4,194	—	4,194
INR	352,248	USD	352,113	10/17/2019	DUB	135	—	135
INR	352,248	USD	351,776	10/17/2019	DUB	472	—	472
INR	387,473	USD	387,455	10/17/2019	DUB	18	—	18
INR	387,473	USD	387,237	10/17/2019	DUB	236	—	236
INR	387,473	USD	386,883	10/17/2019	DUB	590	—	590
INR	410,956	USD	409,990	10/17/2019	DUB	966	—	966
INR	422,698	USD	423,472	10/17/2019	DUB	—	(774)	(774)
INR	457,923	USD	458,071	10/17/2019	DUB	—	(148)	(148)
INR	457,923	USD	455,521	10/17/2019	DUB	2,402	—	2,402
INR	493,147	USD	492,513	10/17/2019	DUB	634	—	634
INR	528,372	USD	527,938	10/17/2019	DUB	434	—	434
INR	634,047	USD	629,691	10/17/2019	DUB	4,356	—	4,356
INR	634,047	USD	631,446	10/17/2019	DUB	2,601	—	2,601
INR	669,271	USD	667,316	10/17/2019	DUB	1,955	—	1,955
INR	669,271	USD	667,580	10/17/2019	DUB	1,691	—	1,691
INR	669,271	USD	668,778	10/17/2019	DUB	493	—	493
INR	669,271	USD	666,719	10/17/2019	DUB	2,552	—	2,552
INR	704,496	USD	703,314	10/17/2019	DUB	1,182	—	1,182
INR	704,496	USD	703,423	10/17/2019	DUB	1,073	—	1,073
INR	704,496	USD	703,309	10/17/2019	DUB	1,187	—	1,187

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
INR	704,496	USD	703,661	10/17/2019	DUB	$835	$—	$835
INR	739,721	USD	733,239	10/17/2019	DUB	6,482	—	6,482
INR	739,721	USD	733,829	10/17/2019	DUB	5,892	—	5,892
INR	739,721	USD	734,553	10/17/2019	DUB	5,168	—	5,168
INR	739,721	USD	739,239	10/17/2019	DUB	482	—	482
INR	774,946	USD	772,639	10/17/2019	DUB	2,307	—	2,307
INR	774,946	USD	772,693	10/17/2019	DUB	2,253	—	2,253
INR	1,866,915	USD	1,855,937	10/17/2019	DUB	10,978	—	10,978
INR	2,078,264	USD	2,071,048	10/17/2019	DUB	7,216	—	7,216
EUR	17,562,338	USD	17,754,914	10/17/2019	DUB	—	(192,576)	(192,576)
USD	104,453	INR	105,674	10/17/2019	DUB	—	(1,221)	(1,221)
TWD	80,685	USD	81,100	10/25/2019	DUB	—	(415)	(415)
PHP	144,605	USD	144,479	10/25/2019	DUB	126	—	126
PHP	144,604	USD	144,913	10/25/2019	DUB	—	(309)	(309)
PHP	192,806	USD	192,682	10/25/2019	DUB	124	—	124
PHP	192,806	USD	191,026	10/25/2019	DUB	1,780	—	1,780
PHP	337,410	USD	337,648	10/25/2019	DUB	—	(238)	(238)
PHP	385,612	USD	386,123	10/25/2019	DUB	—	(511)	(511)
PHP	385,612	USD	385,728	10/25/2019	DUB	—	(116)	(116)
PHP	7,278,425	USD	7,217,145	10/25/2019	DUB	61,280	—	61,280
USD	30,328,164	KRW	30,282,041	10/25/2019	DUB	46,123	—	46,123
USD	3,728,512	TWD	3,711,503	10/25/2019	DUB	17,009	—	17,009
USD	1,914,863	KRW	1,923,997	10/25/2019	DUB	—	(9,134)	(9,134)
USD	1,668,934	KRW	1,673,041	10/25/2019	DUB	—	(4,107)	(4,107)
USD	1,581,502	KRW	1,589,389	10/25/2019	DUB	—	(7,887)	(7,887)
USD	1,086,421	KRW	1,087,477	10/25/2019	DUB	—	(1,056)	(1,056)
USD	916,208	KRW	920,172	10/25/2019	DUB	—	(3,964)	(3,964)
USD	834,334	KRW	836,520	10/25/2019	DUB	—	(2,186)	(2,186)
USD	832,923	KRW	836,520	10/25/2019	DUB	—	(3,597)	(3,597)
USD	832,521	KRW	836,520	10/25/2019	DUB	—	(3,999)	(3,999)
USD	751,070	KRW	752,868	10/25/2019	DUB	—	(1,798)	(1,798)
USD	751,220	KRW	752,868	10/25/2019	DUB	—	(1,648)	(1,648)
USD	749,375	KRW	752,868	10/25/2019	DUB	—	(3,493)	(3,493)
USD	749,363	KRW	752,868	10/25/2019	DUB	—	(3,505)	(3,505)
USD	668,874	KRW	669,216	10/25/2019	DUB	—	(342)	(342)
USD	667,874	KRW	669,216	10/25/2019	DUB	—	(1,342)	(1,342)
USD	667,763	KRW	669,216	10/25/2019	DUB	—	(1,453)	(1,453)
USD	667,751	KRW	669,216	10/25/2019	DUB	—	(1,465)	(1,465)
USD	584,029	KRW	585,564	10/25/2019	DUB	—	(1,535)	(1,535)
USD	583,658	KRW	585,564	10/25/2019	DUB	—	(1,906)	(1,906)
USD	417,463	KRW	418,260	10/25/2019	DUB	—	(797)	(797)
USD	334,102	KRW	334,608	10/25/2019	DUB	—	(506)	(506)
USD	167,102	KRW	167,304	10/25/2019	DUB	—	(202)	(202)
USD	80,830	TWD	80,685	10/25/2019	DUB	145	—	145
USD	80,680	TWD	80,685	10/25/2019	DUB	—	(5)	(5)
INR	246,093	USD	247,455	11/4/2019	DUB	—	(1,362)	(1,362)
INR	281,249	USD	281,839	11/4/2019	DUB	—	(590)	(590)
INR	421,874	USD	422,149	11/4/2019	DUB	—	(275)	(275)
INR	457,030	USD	457,730	11/4/2019	DUB	—	(700)	(700)
USD	584,118	KRW	585,725	11/4/2019	DUB	—	(1,607)	(1,607)
USD	417,395	KRW	418,375	11/4/2019	DUB	—	(980)	(980)
USD	334,061	KRW	334,700	11/4/2019	DUB	—	(639)	(639)
USD	250,452	KRW	251,025	11/4/2019	DUB	—	(573)	(573)
BRL	24,068	USD	24,721	10/2/2019	HUS	—	(653)	(653)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	24,068	USD	24,590	10/2/2019	HUS	$—	$(522)	$(522)
BRL	24,068	USD	24,677	10/2/2019	HUS	—	(609)	(609)
BRL	24,068	USD	24,708	10/2/2019	HUS	—	(640)	(640)
BRL	24,068	USD	24,602	10/2/2019	HUS	—	(534)	(534)
BRL	24,068	USD	24,621	10/2/2019	HUS	—	(553)	(553)
BRL	24,068	USD	24,622	10/2/2019	HUS	—	(554)	(554)
BRL	24,068	USD	24,660	10/2/2019	HUS	—	(592)	(592)
BRL	24,068	USD	24,664	10/2/2019	HUS	—	(596)	(596)
BRL	24,068	USD	24,606	10/2/2019	HUS	—	(538)	(538)
BRL	24,068	USD	24,611	10/2/2019	HUS	—	(543)	(543)
BRL	24,068	USD	24,622	10/2/2019	HUS	—	(554)	(554)
BRL	24,068	USD	24,324	10/2/2019	HUS	—	(256)	(256)
BRL	24,068	USD	24,328	10/2/2019	HUS	—	(260)	(260)
BRL	24,068	USD	24,321	10/2/2019	HUS	—	(253)	(253)
BRL	24,068	USD	24,327	10/2/2019	HUS	—	(259)	(259)
BRL	24,068	USD	24,326	10/2/2019	HUS	—	(258)	(258)
BRL	24,068	USD	24,325	10/2/2019	HUS	—	(257)	(257)
BRL	24,068	USD	24,330	10/2/2019	HUS	—	(262)	(262)
BRL	24,068	USD	24,331	10/2/2019	HUS	—	(263)	(263)
BRL	24,068	USD	24,334	10/2/2019	HUS	—	(266)	(266)
BRL	24,068	USD	24,337	10/2/2019	HUS	—	(269)	(269)
BRL	24,068	USD	24,445	10/2/2019	HUS	—	(377)	(377)
BRL	24,068	USD	24,478	10/2/2019	HUS	—	(410)	(410)
BRL	24,068	USD	24,459	10/2/2019	HUS	—	(391)	(391)
BRL	24,068	USD	24,215	10/2/2019	HUS	—	(147)	(147)
BRL	24,068	USD	24,345	10/2/2019	HUS	—	(277)	(277)
BRL	24,068	USD	24,348	10/2/2019	HUS	—	(280)	(280)
BRL	24,068	USD	26,612	10/2/2019	HUS	—	(2,544)	(2,544)
BRL	24,068	USD	26,616	10/2/2019	HUS	—	(2,548)	(2,548)
BRL	48,135	USD	49,294	10/2/2019	HUS	—	(1,159)	(1,159)
BRL	48,135	USD	49,304	10/2/2019	HUS	—	(1,169)	(1,169)
BRL	48,135	USD	49,441	10/2/2019	HUS	—	(1,306)	(1,306)
BRL	48,135	USD	49,166	10/2/2019	HUS	—	(1,031)	(1,031)
BRL	48,135	USD	49,373	10/2/2019	HUS	—	(1,238)	(1,238)
BRL	48,135	USD	49,423	10/2/2019	HUS	—	(1,288)	(1,288)
BRL	48,135	USD	49,412	10/2/2019	HUS	—	(1,277)	(1,277)
BRL	48,135	USD	49,192	10/2/2019	HUS	—	(1,057)	(1,057)
BRL	48,135	USD	49,184	10/2/2019	HUS	—	(1,049)	(1,049)
BRL	48,135	USD	49,192	10/2/2019	HUS	—	(1,057)	(1,057)
BRL	48,135	USD	49,201	10/2/2019	HUS	—	(1,066)	(1,066)
BRL	48,135	USD	49,240	10/2/2019	HUS	—	(1,105)	(1,105)
BRL	48,135	USD	49,248	10/2/2019	HUS	—	(1,113)	(1,113)
BRL	48,135	USD	49,261	10/2/2019	HUS	—	(1,126)	(1,126)
BRL	48,135	USD	49,270	10/2/2019	HUS	—	(1,135)	(1,135)
BRL	48,135	USD	49,273	10/2/2019	HUS	—	(1,138)	(1,138)
BRL	48,135	USD	49,274	10/2/2019	HUS	—	(1,139)	(1,139)
BRL	48,135	USD	49,314	10/2/2019	HUS	—	(1,179)	(1,179)
BRL	48,135	USD	49,332	10/2/2019	HUS	—	(1,197)	(1,197)
BRL	48,135	USD	49,223	10/2/2019	HUS	—	(1,088)	(1,088)
BRL	48,135	USD	49,236	10/2/2019	HUS	—	(1,101)	(1,101)
BRL	48,135	USD	48,643	10/2/2019	HUS	—	(508)	(508)
BRL	48,135	USD	48,647	10/2/2019	HUS	—	(512)	(512)
BRL	48,135	USD	48,656	10/2/2019	HUS	—	(521)	(521)
BRL	48,135	USD	48,657	10/2/2019	HUS	—	(522)	(522)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	48,135	USD	48,657	10/2/2019	HUS	$—	$(522)	$(522)
BRL	48,135	USD	48,659	10/2/2019	HUS	—	(524)	(524)
BRL	48,135	USD	48,661	10/2/2019	HUS	—	(526)	(526)
BRL	48,135	USD	48,665	10/2/2019	HUS	—	(530)	(530)
BRL	48,135	USD	48,800	10/2/2019	HUS	—	(665)	(665)
BRL	48,135	USD	48,923	10/2/2019	HUS	—	(788)	(788)
BRL	48,135	USD	48,889	10/2/2019	HUS	—	(754)	(754)
BRL	48,135	USD	48,890	10/2/2019	HUS	—	(755)	(755)
BRL	48,135	USD	48,890	10/2/2019	HUS	—	(755)	(755)
BRL	48,135	USD	48,890	10/2/2019	HUS	—	(755)	(755)
BRL	48,135	USD	48,896	10/2/2019	HUS	—	(761)	(761)
BRL	48,135	USD	48,915	10/2/2019	HUS	—	(780)	(780)
BRL	48,135	USD	48,958	10/2/2019	HUS	—	(823)	(823)
BRL	48,135	USD	48,998	10/2/2019	HUS	—	(863)	(863)
BRL	48,135	USD	48,987	10/2/2019	HUS	—	(852)	(852)
BRL	48,135	USD	48,974	10/2/2019	HUS	—	(839)	(839)
BRL	48,135	USD	48,992	10/2/2019	HUS	—	(857)	(857)
BRL	48,135	USD	48,915	10/2/2019	HUS	—	(780)	(780)
BRL	48,135	USD	48,915	10/2/2019	HUS	—	(780)	(780)
BRL	48,135	USD	48,374	10/2/2019	HUS	—	(239)	(239)
BRL	48,135	USD	48,392	10/2/2019	HUS	—	(257)	(257)
BRL	48,135	USD	48,433	10/2/2019	HUS	—	(298)	(298)
BRL	48,135	USD	48,672	10/2/2019	HUS	—	(537)	(537)
BRL	48,135	USD	48,678	10/2/2019	HUS	—	(543)	(543)
BRL	48,135	USD	48,678	10/2/2019	HUS	—	(543)	(543)
BRL	48,135	USD	48,672	10/2/2019	HUS	—	(537)	(537)
BRL	48,135	USD	53,217	10/2/2019	HUS	—	(5,082)	(5,082)
BRL	48,135	USD	53,224	10/2/2019	HUS	—	(5,089)	(5,089)
BRL	48,135	USD	53,225	10/2/2019	HUS	—	(5,090)	(5,090)
BRL	48,135	USD	53,231	10/2/2019	HUS	—	(5,096)	(5,096)
BRL	72,203	USD	73,743	10/2/2019	HUS	—	(1,540)	(1,540)
BRL	72,203	USD	73,950	10/2/2019	HUS	—	(1,747)	(1,747)
BRL	72,203	USD	73,997	10/2/2019	HUS	—	(1,794)	(1,794)
BRL	72,203	USD	73,994	10/2/2019	HUS	—	(1,791)	(1,791)
BRL	72,203	USD	74,140	10/2/2019	HUS	—	(1,937)	(1,937)
BRL	72,203	USD	74,154	10/2/2019	HUS	—	(1,951)	(1,951)
BRL	72,203	USD	74,169	10/2/2019	HUS	—	(1,966)	(1,966)
BRL	72,203	USD	73,759	10/2/2019	HUS	—	(1,556)	(1,556)
BRL	72,203	USD	73,754	10/2/2019	HUS	—	(1,551)	(1,551)
BRL	72,203	USD	74,081	10/2/2019	HUS	—	(1,878)	(1,878)
BRL	72,203	USD	73,948	10/2/2019	HUS	—	(1,745)	(1,745)
BRL	72,203	USD	74,116	10/2/2019	HUS	—	(1,913)	(1,913)
BRL	72,203	USD	74,111	10/2/2019	HUS	—	(1,908)	(1,908)
BRL	72,203	USD	73,893	10/2/2019	HUS	—	(1,690)	(1,690)
BRL	72,203	USD	73,964	10/2/2019	HUS	—	(1,761)	(1,761)
BRL	72,203	USD	73,979	10/2/2019	HUS	—	(1,776)	(1,776)
BRL	72,203	USD	74,006	10/2/2019	HUS	—	(1,803)	(1,803)
BRL	72,203	USD	72,975	10/2/2019	HUS	—	(772)	(772)
BRL	72,203	USD	73,196	10/2/2019	HUS	—	(993)	(993)
BRL	72,203	USD	73,208	10/2/2019	HUS	—	(1,005)	(1,005)
BRL	72,203	USD	73,674	10/2/2019	HUS	—	(1,471)	(1,471)
BRL	72,203	USD	73,841	10/2/2019	HUS	—	(1,638)	(1,638)
BRL	72,203	USD	73,667	10/2/2019	HUS	—	(1,464)	(1,464)
BRL	72,203	USD	73,634	10/2/2019	HUS	—	(1,431)	(1,431)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	72,203	USD	73,349	10/2/2019	HUS	$—	$(1,146)	$(1,146)
BRL	72,203	USD	73,407	10/2/2019	HUS	—	(1,204)	(1,204)
BRL	72,203	USD	73,380	10/2/2019	HUS	—	(1,177)	(1,177)
BRL	72,203	USD	72,625	10/2/2019	HUS	—	(422)	(422)
BRL	72,203	USD	79,855	10/2/2019	HUS	—	(7,652)	(7,652)
BRL	72,203	USD	79,868	10/2/2019	HUS	—	(7,665)	(7,665)
BRL	96,271	USD	98,186	10/2/2019	HUS	—	(1,915)	(1,915)
BRL	96,271	USD	98,121	10/2/2019	HUS	—	(1,850)	(1,850)
BRL	96,271	USD	98,404	10/2/2019	HUS	—	(2,133)	(2,133)
BRL	96,271	USD	98,566	10/2/2019	HUS	—	(2,295)	(2,295)
BRL	96,271	USD	98,595	10/2/2019	HUS	—	(2,324)	(2,324)
BRL	96,271	USD	98,610	10/2/2019	HUS	—	(2,339)	(2,339)
BRL	96,271	USD	98,633	10/2/2019	HUS	—	(2,362)	(2,362)
BRL	96,271	USD	98,697	10/2/2019	HUS	—	(2,426)	(2,426)
BRL	96,271	USD	98,724	10/2/2019	HUS	—	(2,453)	(2,453)
BRL	96,271	USD	98,834	10/2/2019	HUS	—	(2,563)	(2,563)
BRL	96,271	USD	98,849	10/2/2019	HUS	—	(2,578)	(2,578)
BRL	96,271	USD	98,847	10/2/2019	HUS	—	(2,576)	(2,576)
BRL	96,271	USD	98,382	10/2/2019	HUS	—	(2,111)	(2,111)
BRL	96,271	USD	98,382	10/2/2019	HUS	—	(2,111)	(2,111)
BRL	96,271	USD	97,869	10/2/2019	HUS	—	(1,598)	(1,598)
BRL	96,271	USD	97,869	10/2/2019	HUS	—	(1,598)	(1,598)
BRL	96,271	USD	97,882	10/2/2019	HUS	—	(1,611)	(1,611)
BRL	96,271	USD	97,829	10/2/2019	HUS	—	(1,558)	(1,558)
BRL	96,271	USD	98,321	10/2/2019	HUS	—	(2,050)	(2,050)
BRL	96,271	USD	98,251	10/2/2019	HUS	—	(1,980)	(1,980)
BRL	96,271	USD	96,796	10/2/2019	HUS	—	(525)	(525)
BRL	96,271	USD	98,379	10/2/2019	HUS	—	(2,108)	(2,108)
BRL	96,271	USD	105,177	10/2/2019	HUS	—	(8,906)	(8,906)
BRL	120,338	USD	123,572	10/2/2019	HUS	—	(3,234)	(3,234)
BRL	120,338	USD	123,243	10/2/2019	HUS	—	(2,905)	(2,905)
BRL	120,338	USD	123,466	10/2/2019	HUS	—	(3,128)	(3,128)
BRL	120,338	USD	123,511	10/2/2019	HUS	—	(3,173)	(3,173)
BRL	120,338	USD	123,551	10/2/2019	HUS	—	(3,213)	(3,213)
BRL	120,338	USD	123,557	10/2/2019	HUS	—	(3,219)	(3,219)
BRL	120,338	USD	122,249	10/2/2019	HUS	—	(1,911)	(1,911)
BRL	120,338	USD	122,345	10/2/2019	HUS	—	(2,007)	(2,007)
BRL	120,338	USD	122,339	10/2/2019	HUS	—	(2,001)	(2,001)
BRL	120,338	USD	122,022	10/2/2019	HUS	—	(1,684)	(1,684)
BRL	120,338	USD	122,273	10/2/2019	HUS	—	(1,935)	(1,935)
BRL	120,338	USD	122,327	10/2/2019	HUS	—	(1,989)	(1,989)
BRL	120,338	USD	122,336	10/2/2019	HUS	—	(1,998)	(1,998)
BRL	120,338	USD	121,987	10/2/2019	HUS	—	(1,649)	(1,649)
BRL	120,338	USD	121,960	10/2/2019	HUS	—	(1,622)	(1,622)
BRL	120,338	USD	121,998	10/2/2019	HUS	—	(1,660)	(1,660)
BRL	120,338	USD	122,001	10/2/2019	HUS	—	(1,663)	(1,663)
BRL	120,338	USD	122,886	10/2/2019	HUS	—	(2,548)	(2,548)
BRL	120,338	USD	123,077	10/2/2019	HUS	—	(2,739)	(2,739)
BRL	120,338	USD	122,729	10/2/2019	HUS	—	(2,391)	(2,391)
BRL	120,338	USD	120,974	10/2/2019	HUS	—	(636)	(636)
BRL	120,338	USD	121,036	10/2/2019	HUS	—	(698)	(698)
BRL	120,338	USD	123,037	10/2/2019	HUS	—	(2,699)	(2,699)
BRL	120,338	USD	131,264	10/2/2019	HUS	—	(10,926)	(10,926)
BRL	144,406	USD	147,322	10/2/2019	HUS	—	(2,916)	(2,916)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	144,406	USD	147,572	10/2/2019	HUS	$—	$(3,166)	$(3,166)
BRL	144,406	USD	147,406	10/2/2019	HUS	—	(3,000)	(3,000)
BRL	144,406	USD	148,218	10/2/2019	HUS	—	(3,812)	(3,812)
BRL	144,406	USD	146,395	10/2/2019	HUS	—	(1,989)	(1,989)
BRL	144,406	USD	146,803	10/2/2019	HUS	—	(2,397)	(2,397)
BRL	144,406	USD	146,699	10/2/2019	HUS	—	(2,293)	(2,293)
BRL	144,406	USD	146,714	10/2/2019	HUS	—	(2,308)	(2,308)
BRL	144,406	USD	146,742	10/2/2019	HUS	—	(2,336)	(2,336)
BRL	144,406	USD	146,800	10/2/2019	HUS	—	(2,394)	(2,394)
BRL	144,406	USD	147,340	10/2/2019	HUS	—	(2,934)	(2,934)
BRL	144,406	USD	147,431	10/2/2019	HUS	—	(3,025)	(3,025)
BRL	144,406	USD	147,322	10/2/2019	HUS	—	(2,916)	(2,916)
BRL	144,406	USD	147,478	10/2/2019	HUS	—	(3,072)	(3,072)
BRL	144,406	USD	147,656	10/2/2019	HUS	—	(3,250)	(3,250)
BRL	144,406	USD	147,257	10/2/2019	HUS	—	(2,851)	(2,851)
BRL	144,406	USD	159,109	10/2/2019	HUS	—	(14,703)	(14,703)
BRL	144,406	USD	157,857	10/2/2019	HUS	—	(13,451)	(13,451)
BRL	168,474	USD	172,130	10/2/2019	HUS	—	(3,656)	(3,656)
BRL	168,474	USD	172,244	10/2/2019	HUS	—	(3,770)	(3,770)
BRL	168,474	USD	172,058	10/2/2019	HUS	—	(3,584)	(3,584)
BRL	168,474	USD	171,817	10/2/2019	HUS	—	(3,343)	(3,343)
BRL	168,474	USD	171,830	10/2/2019	HUS	—	(3,356)	(3,356)
BRL	168,474	USD	169,434	10/2/2019	HUS	—	(960)	(960)
BRL	168,474	USD	172,113	10/2/2019	HUS	—	(3,639)	(3,639)
BRL	168,474	USD	172,100	10/2/2019	HUS	—	(3,626)	(3,626)
BRL	168,474	USD	172,092	10/2/2019	HUS	—	(3,618)	(3,618)
BRL	168,474	USD	185,847	10/2/2019	HUS	—	(17,373)	(17,373)
BRL	168,474	USD	184,075	10/2/2019	HUS	—	(15,601)	(15,601)
BRL	168,474	USD	183,798	10/2/2019	HUS	—	(15,324)	(15,324)
BRL	192,541	USD	196,642	10/2/2019	HUS	—	(4,101)	(4,101)
BRL	192,541	USD	196,661	10/2/2019	HUS	—	(4,120)	(4,120)
BRL	192,541	USD	196,131	10/2/2019	HUS	—	(3,590)	(3,590)
BRL	192,541	USD	195,675	10/2/2019	HUS	—	(3,134)	(3,134)
BRL	192,541	USD	195,694	10/2/2019	HUS	—	(3,153)	(3,153)
BRL	192,541	USD	196,763	10/2/2019	HUS	—	(4,222)	(4,222)
BRL	192,541	USD	196,295	10/2/2019	HUS	—	(3,754)	(3,754)
BRL	192,541	USD	212,117	10/2/2019	HUS	—	(19,576)	(19,576)
BRL	192,541	USD	212,145	10/2/2019	HUS	—	(19,604)	(19,604)
BRL	192,541	USD	212,308	10/2/2019	HUS	—	(19,767)	(19,767)
BRL	192,541	USD	212,398	10/2/2019	HUS	—	(19,857)	(19,857)
BRL	216,609	USD	220,173	10/2/2019	HUS	—	(3,564)	(3,564)
BRL	216,609	USD	221,201	10/2/2019	HUS	—	(4,592)	(4,592)
BRL	216,609	USD	221,190	10/2/2019	HUS	—	(4,581)	(4,581)
BRL	216,609	USD	220,908	10/2/2019	HUS	—	(4,299)	(4,299)
BRL	216,609	USD	221,065	10/2/2019	HUS	—	(4,456)	(4,456)
BRL	216,609	USD	221,228	10/2/2019	HUS	—	(4,619)	(4,619)
BRL	216,609	USD	221,163	10/2/2019	HUS	—	(4,554)	(4,554)
BRL	216,609	USD	238,600	10/2/2019	HUS	—	(21,991)	(21,991)
BRL	216,609	USD	236,394	10/2/2019	HUS	—	(19,785)	(19,785)
BRL	240,677	USD	245,452	10/2/2019	HUS	—	(4,775)	(4,775)
BRL	240,677	USD	245,827	10/2/2019	HUS	—	(5,150)	(5,150)
BRL	240,677	USD	245,610	10/2/2019	HUS	—	(4,933)	(4,933)
BRL	240,677	USD	245,255	10/2/2019	HUS	—	(4,578)	(4,578)
BRL	240,677	USD	245,809	10/2/2019	HUS	—	(5,132)	(5,132)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	240,677	USD	245,827	10/2/2019	HUS	$—	$(5,150)	$(5,150)
BRL	240,677	USD	263,013	10/2/2019	HUS	—	(22,336)	(22,336)
BRL	264,744	USD	289,084	10/2/2019	HUS	—	(24,340)	(24,340)
CLP	286,848	USD	294,630	10/2/2019	HUS	—	(7,782)	(7,782)
BRL	288,812	USD	294,710	10/2/2019	HUS	—	(5,898)	(5,898)
BRL	312,880	USD	319,136	10/2/2019	HUS	—	(6,256)	(6,256)
BRL	312,880	USD	319,191	10/2/2019	HUS	—	(6,311)	(6,311)
BRL	314,484	USD	318,450	10/2/2019	HUS	—	(3,966)	(3,966)
BRL	333,962	USD	343,984	10/2/2019	HUS	—	(10,022)	(10,022)
BRL	344,970	USD	349,066	10/2/2019	HUS	—	(4,096)	(4,096)
BRL	359,411	USD	363,501	10/2/2019	HUS	—	(4,090)	(4,090)
CLP	382,464	USD	392,653	10/2/2019	HUS	—	(10,189)	(10,189)
CLP	382,464	USD	392,885	10/2/2019	HUS	—	(10,421)	(10,421)
CLP	382,464	USD	392,559	10/2/2019	HUS	—	(10,095)	(10,095)
BRL	467,547	USD	481,275	10/2/2019	HUS	—	(13,728)	(13,728)
BRL	467,547	USD	481,315	10/2/2019	HUS	—	(13,768)	(13,768)
CLP	478,079	USD	491,320	10/2/2019	HUS	—	(13,241)	(13,241)
BRL	497,399	USD	511,802	10/2/2019	HUS	—	(14,403)	(14,403)
BRL	505,421	USD	515,084	10/2/2019	HUS	—	(9,663)	(9,663)
BRL	537,511	USD	544,237	10/2/2019	HUS	—	(6,726)	(6,726)
BRL	577,624	USD	589,260	10/2/2019	HUS	—	(11,636)	(11,636)
BRL	600,748	USD	607,880	10/2/2019	HUS	—	(7,132)	(7,132)
CLP	617,157	USD	631,366	10/2/2019	HUS	—	(14,209)	(14,209)
BRL	632,366	USD	639,514	10/2/2019	HUS	—	(7,148)	(7,148)
CLP	675,495	USD	684,979	10/2/2019	HUS	—	(9,484)	(9,484)
BRL	701,321	USD	722,313	10/2/2019	HUS	—	(20,992)	(20,992)
BRL	746,098	USD	761,278	10/2/2019	HUS	—	(15,180)	(15,180)
BRL	807,919	USD	825,918	10/2/2019	HUS	—	(17,999)	(17,999)
CLP	822,876	USD	842,094	10/2/2019	HUS	—	(19,218)	(19,218)
CLP	844,369	USD	855,760	10/2/2019	HUS	—	(11,391)	(11,391)
CLP	844,369	USD	856,182	10/2/2019	HUS	—	(11,813)	(11,813)
BRL	901,698	USD	927,997	10/2/2019	HUS	—	(26,299)	(26,299)
BRL	908,909	USD	929,394	10/2/2019	HUS	—	(20,485)	(20,485)
BRL	916,931	USD	927,365	10/2/2019	HUS	—	(10,434)	(10,434)
BRL	962,707	USD	982,077	10/2/2019	HUS	—	(19,370)	(19,370)
BRL	978,752	USD	1,000,582	10/2/2019	HUS	—	(21,830)	(21,830)
CLP	1,028,595	USD	1,053,312	10/2/2019	HUS	—	(24,717)	(24,717)
CLP	1,028,595	USD	1,052,632	10/2/2019	HUS	—	(24,037)	(24,037)
BRL	1,083,046	USD	1,105,136	10/2/2019	HUS	—	(22,090)	(22,090)
BRL	1,131,181	USD	1,152,809	10/2/2019	HUS	—	(21,628)	(21,628)
BRL	1,179,316	USD	1,201,717	10/2/2019	HUS	—	(22,401)	(22,401)
CLP	1,407,282	USD	1,426,632	10/2/2019	HUS	—	(19,350)	(19,350)
CLP	1,542,892	USD	1,588,850	10/2/2019	HUS	—	(45,958)	(45,958)
CLP	1,542,892	USD	1,589,679	10/2/2019	HUS	—	(46,787)	(46,787)
CLP	1,895,740	USD	1,953,056	10/2/2019	HUS	—	(57,316)	(57,316)
CLP	1,944,348	USD	2,005,148	10/2/2019	HUS	—	(60,800)	(60,800)
CLP	2,613,500	USD	2,686,564	10/2/2019	HUS	—	(73,064)	(73,064)
BRL	3,874,469	USD	3,857,377	10/2/2019	HUS	17,092	—	17,092
BRL	4,308,114	USD	4,405,424	10/2/2019	HUS	—	(97,310)	(97,310)
CLP	4,525,818	USD	4,575,390	10/2/2019	HUS	—	(49,572)	(49,572)
CLP	5,862,991	USD	5,904,416	10/2/2019	HUS	—	(41,425)	(41,425)
BRL	7,485,475	USD	7,441,864	10/2/2019	HUS	43,611	—	43,611
CLP	9,660,304	USD	9,745,847	10/2/2019	HUS	—	(85,543)	(85,543)
BRL	13,752,959	USD	13,695,769	10/2/2019	HUS	57,190	—	57,190

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	14,374,532	USD	14,505,035	10/2/2019	HUS	$—	$(130,503)	$(130,503)
BRL	14,392,472	USD	15,108,908	10/2/2019	HUS	—	(716,436)	(716,436)
BRL	17,191,199	USD	17,117,664	10/2/2019	HUS	73,535	—	73,535
BRL	17,191,199	USD	17,106,591	10/2/2019	HUS	84,608	—	84,608
USD	5,355,537	CLP	5,142,975	10/2/2019	HUS	212,562	—	212,562
USD	4,683,200	CLP	4,457,245	10/2/2019	HUS	225,955	—	225,955
USD	4,550,594	CLP	4,320,099	10/2/2019	HUS	230,495	—	230,495
USD	3,758,020	CLP	3,565,796	10/2/2019	HUS	192,224	—	192,224
USD	3,339,946	CLP	3,154,358	10/2/2019	HUS	185,588	—	185,588
USD	2,970,782	BRL	2,990,409	10/2/2019	HUS	—	(19,627)	(19,627)
USD	2,857,163	BRL	2,870,071	10/2/2019	HUS	—	(12,908)	(12,908)
USD	2,989,108	CLP	2,842,662	10/2/2019	HUS	146,446	—	146,446
USD	2,049,400	BRL	1,973,550	10/2/2019	HUS	75,850	—	75,850
USD	1,669,596	CLP	1,602,180	10/2/2019	HUS	67,416	—	67,416
USD	1,592,077	CLP	1,531,464	10/2/2019	HUS	60,613	—	60,613
USD	1,592,218	CLP	1,531,464	10/2/2019	HUS	60,754	—	60,754
USD	1,592,236	CLP	1,531,464	10/2/2019	HUS	60,772	—	60,772
USD	1,502,765	CLP	1,439,112	10/2/2019	HUS	63,653	—	63,653
USD	1,359,934	CLP	1,303,347	10/2/2019	HUS	56,587	—	56,587
USD	1,360,460	CLP	1,303,347	10/2/2019	HUS	57,113	—	57,113
USD	1,360,364	BRL	1,298,729	10/2/2019	HUS	61,635	—	61,635
USD	1,342,527	BRL	1,287,226	10/2/2019	HUS	55,301	—	55,301
USD	1,320,372	BRL	1,269,924	10/2/2019	HUS	50,448	—	50,448
USD	1,249,664	BRL	1,252,356	10/2/2019	HUS	—	(2,692)	(2,692)
USD	1,218,804	BRL	1,172,237	10/2/2019	HUS	46,567	—	46,567
USD	1,166,609	CLP	1,118,802	10/2/2019	HUS	47,807	—	47,807
USD	1,123,960	BRL	1,072,863	10/2/2019	HUS	51,097	—	51,097
USD	1,079,864	BRL	1,064,569	10/2/2019	HUS	15,295	—	15,295
USD	1,079,828	BRL	1,064,045	10/2/2019	HUS	15,783	—	15,783
USD	1,095,179	CLP	1,050,532	10/2/2019	HUS	44,647	—	44,647
USD	1,046,869	BRL	997,498	10/2/2019	HUS	49,371	—	49,371
USD	997,929	BRL	996,803	10/2/2019	HUS	1,126	—	1,126
USD	1,028,061	BRL	989,083	10/2/2019	HUS	38,978	—	38,978
USD	960,034	BRL	961,871	10/2/2019	HUS	—	(1,837)	(1,837)
USD	1,002,157	CLP	950,671	10/2/2019	HUS	51,486	—	51,486
USD	1,000,999	CLP	950,671	10/2/2019	HUS	50,328	—	50,328
USD	931,600	BRL	917,732	10/2/2019	HUS	13,868	—	13,868
USD	895,315	BRL	888,775	10/2/2019	HUS	6,540	—	6,540
USD	893,971	BRL	888,775	10/2/2019	HUS	5,196	—	5,196
USD	914,104	BRL	879,178	10/2/2019	HUS	34,926	—	34,926
USD	861,243	BRL	858,414	10/2/2019	HUS	2,829	—	2,829
USD	885,477	BRL	844,037	10/2/2019	HUS	41,440	—	41,440
USD	885,938	BRL	844,037	10/2/2019	HUS	41,901	—	41,901
USD	866,783	BRL	828,471	10/2/2019	HUS	38,312	—	38,312
USD	831,727	BRL	825,291	10/2/2019	HUS	6,436	—	6,436
USD	836,016	BRL	821,133	10/2/2019	HUS	14,883	—	14,883
USD	789,984	BRL	794,233	10/2/2019	HUS	—	(4,249)	(4,249)
USD	802,062	CLP	760,537	10/2/2019	HUS	41,525	—	41,525
USD	801,726	CLP	760,537	10/2/2019	HUS	41,189	—	41,189
USD	801,366	CLP	760,537	10/2/2019	HUS	40,829	—	40,829
USD	758,689	BRL	754,991	10/2/2019	HUS	3,698	—	3,698
USD	741,325	BRL	746,098	10/2/2019	HUS	—	(4,773)	(4,773)
USD	761,069	BRL	738,075	10/2/2019	HUS	22,994	—	22,994
USD	743,428	BRL	734,186	10/2/2019	HUS	9,242	—	9,242

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	731,819	BRL	728,957	10/2/2019	HUS	$2,862	$—	$2,862
USD	693,366	BRL	697,963	10/2/2019	HUS	—	(4,597)	(4,597)
USD	692,377	BRL	693,485	10/2/2019	HUS	—	(1,108)	(1,108)
USD	719,286	BRL	692,358	10/2/2019	HUS	26,928	—	26,928
USD	684,791	BRL	687,057	10/2/2019	HUS	—	(2,266)	(2,266)
USD	690,534	BRL	665,872	10/2/2019	HUS	24,662	—	24,662
USD	671,523	BRL	660,767	10/2/2019	HUS	10,756	—	10,756
USD	670,704	CLP	654,560	10/2/2019	HUS	16,144	—	16,144
USD	671,813	CLP	654,560	10/2/2019	HUS	17,253	—	17,253
USD	645,608	BRL	649,827	10/2/2019	HUS	—	(4,219)	(4,219)
USD	645,894	BRL	646,819	10/2/2019	HUS	—	(925)	(925)
USD	646,096	BRL	646,819	10/2/2019	HUS	—	(723)	(723)
USD	677,237	CLP	646,169	10/2/2019	HUS	31,068	—	31,068
USD	640,213	BRL	642,526	10/2/2019	HUS	—	(2,313)	(2,313)
USD	664,089	CLP	635,309	10/2/2019	HUS	28,780	—	28,780
USD	665,196	CLP	635,309	10/2/2019	HUS	29,887	—	29,887
USD	664,308	CLP	635,309	10/2/2019	HUS	28,999	—	28,999
USD	631,473	BRL	632,636	10/2/2019	HUS	—	(1,163)	(1,163)
USD	633,884	BRL	624,058	10/2/2019	HUS	9,826	—	9,826
USD	620,844	BRL	622,120	10/2/2019	HUS	—	(1,276)	(1,276)
USD	648,784	BRL	621,419	10/2/2019	HUS	27,365	—	27,365
USD	629,596	BRL	601,692	10/2/2019	HUS	27,904	—	27,904
USD	598,201	BRL	601,692	10/2/2019	HUS	—	(3,491)	(3,491)
USD	595,339	BRL	597,235	10/2/2019	HUS	—	(1,896)	(1,896)
USD	613,888	BRL	593,669	10/2/2019	HUS	20,219	—	20,219
USD	607,512	BRL	592,825	10/2/2019	HUS	14,687	—	14,687
USD	596,283	BRL	587,349	10/2/2019	HUS	8,934	—	8,934
USD	595,729	BRL	587,349	10/2/2019	HUS	8,380	—	8,380
USD	595,044	BRL	577,624	10/2/2019	HUS	17,420	—	17,420
USD	575,936	BRL	571,355	10/2/2019	HUS	4,581	—	4,581
USD	569,346	BRL	570,024	10/2/2019	HUS	—	(678)	(678)
USD	570,900	BRL	569,602	10/2/2019	HUS	1,298	—	1,298
USD	570,268	BRL	569,602	10/2/2019	HUS	666	—	666
USD	591,627	BRL	564,665	10/2/2019	HUS	26,962	—	26,962
USD	556,780	BRL	553,557	10/2/2019	HUS	3,223	—	3,223
USD	553,122	BRL	553,557	10/2/2019	HUS	—	(435)	(435)
USD	558,728	BRL	550,639	10/2/2019	HUS	8,089	—	8,089
USD	537,797	BRL	539,830	10/2/2019	HUS	—	(2,033)	(2,033)
USD	543,768	BRL	539,613	10/2/2019	HUS	4,155	—	4,155
USD	525,881	BRL	529,489	10/2/2019	HUS	—	(3,608)	(3,608)
USD	526,341	BRL	529,489	10/2/2019	HUS	—	(3,148)	(3,148)
USD	526,228	BRL	529,489	10/2/2019	HUS	—	(3,261)	(3,261)
USD	538,007	CLP	523,648	10/2/2019	HUS	14,359	—	14,359
USD	537,598	CLP	523,648	10/2/2019	HUS	13,950	—	13,950
USD	522,015	BRL	522,612	10/2/2019	HUS	—	(597)	(597)
USD	541,284	CLP	516,935	10/2/2019	HUS	24,349	—	24,349
USD	541,129	CLP	516,935	10/2/2019	HUS	24,194	—	24,194
USD	541,487	CLP	516,935	10/2/2019	HUS	24,552	—	24,552
USD	530,936	CLP	508,247	10/2/2019	HUS	22,689	—	22,689
USD	530,970	CLP	508,247	10/2/2019	HUS	22,723	—	22,723
USD	531,904	CLP	508,247	10/2/2019	HUS	23,657	—	23,657
USD	531,195	CLP	508,247	10/2/2019	HUS	22,948	—	22,948
USD	512,192	BRL	507,871	10/2/2019	HUS	4,321	—	4,321
USD	502,669	BRL	505,421	10/2/2019	HUS	—	(2,752)	(2,752)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	502,717	BRL	505,421	10/2/2019	HUS	$—	$(2,704)	$(2,704)
USD	500,152	BRL	501,410	10/2/2019	HUS	—	(1,258)	(1,258)
USD	523,396	BRL	498,749	10/2/2019	HUS	24,647	—	24,647
USD	506,485	BRL	489,376	10/2/2019	HUS	17,109	—	17,109
USD	485,337	BRL	485,576	10/2/2019	HUS	—	(239)	(239)
USD	479,798	BRL	481,894	10/2/2019	HUS	—	(2,096)	(2,096)
USD	490,350	BRL	481,354	10/2/2019	HUS	8,996	—	8,996
USD	500,515	BRL	477,964	10/2/2019	HUS	22,551	—	22,551
USD	500,533	BRL	477,964	10/2/2019	HUS	22,569	—	22,569
USD	500,507	BRL	477,964	10/2/2019	HUS	22,543	—	22,543
USD	476,992	BRL	477,342	10/2/2019	HUS	—	(350)	(350)
USD	470,580	BRL	468,615	10/2/2019	HUS	1,965	—	1,965
USD	459,281	BRL	457,286	10/2/2019	HUS	1,995	—	1,995
USD	459,190	BRL	457,286	10/2/2019	HUS	1,904	—	1,904
USD	454,099	BRL	455,123	10/2/2019	HUS	—	(1,024)	(1,024)
USD	448,072	BRL	451,269	10/2/2019	HUS	—	(3,197)	(3,197)
USD	447,788	BRL	448,117	10/2/2019	HUS	—	(329)	(329)
USD	447,982	BRL	448,117	10/2/2019	HUS	—	(135)	(135)
USD	463,359	BRL	443,871	10/2/2019	HUS	19,488	—	19,488
USD	443,726	BRL	433,218	10/2/2019	HUS	10,508	—	10,508
USD	430,570	BRL	433,218	10/2/2019	HUS	—	(2,648)	(2,648)
USD	430,292	BRL	433,218	10/2/2019	HUS	—	(2,926)	(2,926)
USD	427,830	BRL	428,350	10/2/2019	HUS	—	(520)	(520)
USD	428,666	BRL	427,202	10/2/2019	HUS	1,464	—	1,464
USD	442,627	BRL	422,019	10/2/2019	HUS	20,608	—	20,608
USD	406,728	BRL	409,151	10/2/2019	HUS	—	(2,423)	(2,423)
USD	399,987	BRL	401,128	10/2/2019	HUS	—	(1,141)	(1,141)
USD	395,204	BRL	395,398	10/2/2019	HUS	—	(194)	(194)
USD	403,187	CLP	392,736	10/2/2019	HUS	10,451	—	10,451
USD	403,054	CLP	392,736	10/2/2019	HUS	10,318	—	10,318
USD	402,507	CLP	392,736	10/2/2019	HUS	9,771	—	9,771
USD	402,728	CLP	392,736	10/2/2019	HUS	9,992	—	9,992
USD	402,654	CLP	392,736	10/2/2019	HUS	9,918	—	9,918
USD	406,307	CLP	387,701	10/2/2019	HUS	18,606	—	18,606
USD	406,196	CLP	387,701	10/2/2019	HUS	18,495	—	18,495
USD	406,401	CLP	387,701	10/2/2019	HUS	18,700	—	18,700
USD	407,381	CLP	387,636	10/2/2019	HUS	19,745	—	19,745
USD	407,368	CLP	387,636	10/2/2019	HUS	19,732	—	19,732
USD	399,847	BRL	385,083	10/2/2019	HUS	14,764	—	14,764
USD	399,980	BRL	385,083	10/2/2019	HUS	14,897	—	14,897
USD	383,169	BRL	385,083	10/2/2019	HUS	—	(1,914)	(1,914)
USD	398,396	CLP	381,185	10/2/2019	HUS	17,211	—	17,211
USD	373,678	BRL	374,807	10/2/2019	HUS	—	(1,129)	(1,129)
USD	371,050	BRL	371,510	10/2/2019	HUS	—	(460)	(460)
USD	368,931	BRL	369,038	10/2/2019	HUS	—	(107)	(107)
USD	372,923	BRL	367,093	10/2/2019	HUS	5,830	—	5,830
USD	376,741	BRL	362,664	10/2/2019	HUS	14,077	—	14,077
USD	376,892	BRL	362,664	10/2/2019	HUS	14,228	—	14,228
USD	375,075	BRL	361,015	10/2/2019	HUS	14,060	—	14,060
USD	374,972	BRL	361,015	10/2/2019	HUS	13,957	—	13,957
USD	374,691	BRL	361,015	10/2/2019	HUS	13,676	—	13,676
USD	374,972	BRL	361,015	10/2/2019	HUS	13,957	—	13,957
USD	370,399	BRL	355,097	10/2/2019	HUS	15,302	—	15,302
USD	353,242	BRL	354,998	10/2/2019	HUS	—	(1,756)	(1,756)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	347,626	BRL	348,387	10/2/2019	HUS	$—	$(761)	$(761)
USD	354,442	BRL	345,814	10/2/2019	HUS	8,628	—	8,628
USD	342,453	BRL	343,529	10/2/2019	HUS	—	(1,076)	(1,076)
USD	345,640	BRL	339,779	10/2/2019	HUS	5,861	—	5,861
USD	350,037	BRL	336,947	10/2/2019	HUS	13,090	—	13,090
USD	334,840	BRL	336,947	10/2/2019	HUS	—	(2,107)	(2,107)
USD	352,456	BRL	336,947	10/2/2019	HUS	15,509	—	15,509
USD	334,959	BRL	330,384	10/2/2019	HUS	4,575	—	4,575
USD	338,958	BRL	324,914	10/2/2019	HUS	14,044	—	14,044
USD	326,111	BRL	324,914	10/2/2019	HUS	1,197	—	1,197
USD	329,183	BRL	318,094	10/2/2019	HUS	11,089	—	11,089
USD	319,616	BRL	317,420	10/2/2019	HUS	2,196	—	2,196
USD	326,962	BRL	312,880	10/2/2019	HUS	14,082	—	14,082
USD	328,366	BRL	312,880	10/2/2019	HUS	15,486	—	15,486
USD	308,964	BRL	306,863	10/2/2019	HUS	2,101	—	2,101
USD	306,251	BRL	296,835	10/2/2019	HUS	9,416	—	9,416
USD	297,459	BRL	293,675	10/2/2019	HUS	3,784	—	3,784
USD	297,595	BRL	293,674	10/2/2019	HUS	3,921	—	3,921
USD	305,536	CLP	290,727	10/2/2019	HUS	14,809	—	14,809
USD	286,964	BRL	288,812	10/2/2019	HUS	—	(1,848)	(1,848)
USD	288,122	BRL	285,678	10/2/2019	HUS	2,444	—	2,444
USD	285,601	BRL	284,801	10/2/2019	HUS	800	—	800
USD	287,822	BRL	283,745	10/2/2019	HUS	4,077	—	4,077
USD	288,548	BRL	283,149	10/2/2019	HUS	5,399	—	5,399
USD	267,993	BRL	268,756	10/2/2019	HUS	—	(763)	(763)
USD	281,863	BRL	268,557	10/2/2019	HUS	13,306	—	13,306
USD	271,263	BRL	264,744	10/2/2019	HUS	6,519	—	6,519
USD	270,749	BRL	264,744	10/2/2019	HUS	6,005	—	6,005
USD	263,921	BRL	264,744	10/2/2019	HUS	—	(823)	(823)
USD	260,854	BRL	256,965	10/2/2019	HUS	3,889	—	3,889
USD	256,182	BRL	253,935	10/2/2019	HUS	2,247	—	2,247
USD	261,304	BRL	252,711	10/2/2019	HUS	8,593	—	8,593
USD	257,959	BRL	248,699	10/2/2019	HUS	9,260	—	9,260
USD	252,468	BRL	240,677	10/2/2019	HUS	11,791	—	11,791
USD	247,388	BRL	240,677	10/2/2019	HUS	6,711	—	6,711
USD	246,018	BRL	240,677	10/2/2019	HUS	5,341	—	5,341
USD	243,445	BRL	240,677	10/2/2019	HUS	2,768	—	2,768
USD	239,647	BRL	240,677	10/2/2019	HUS	—	(1,030)	(1,030)
USD	240,663	BRL	240,677	10/2/2019	HUS	—	(14)	(14)
USD	240,622	BRL	240,677	10/2/2019	HUS	—	(55)	(55)
USD	249,825	BRL	240,677	10/2/2019	HUS	9,148	—	9,148
USD	240,628	BRL	240,677	10/2/2019	HUS	—	(49)	(49)
USD	252,589	BRL	240,677	10/2/2019	HUS	11,912	—	11,912
USD	239,975	BRL	240,677	10/2/2019	HUS	—	(702)	(702)
USD	223,250	BRL	223,963	10/2/2019	HUS	—	(713)	(713)
USD	223,426	BRL	223,963	10/2/2019	HUS	—	(537)	(537)
USD	223,775	BRL	222,194	10/2/2019	HUS	1,581	—	1,581
USD	227,837	BRL	220,219	10/2/2019	HUS	7,618	—	7,618
USD	221,810	BRL	216,609	10/2/2019	HUS	5,201	—	5,201
USD	221,926	BRL	216,609	10/2/2019	HUS	5,317	—	5,317
USD	220,658	BRL	216,609	10/2/2019	HUS	4,049	—	4,049
USD	220,421	BRL	216,609	10/2/2019	HUS	3,812	—	3,812
USD	215,853	BRL	216,609	10/2/2019	HUS	—	(756)	(756)
USD	215,807	BRL	216,609	10/2/2019	HUS	—	(802)	(802)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	202,662	BRL	195,750	10/2/2019	HUS	$6,912	$—	$6,912
USD	201,260	BRL	192,541	10/2/2019	HUS	8,719	—	8,719
USD	197,954	BRL	192,541	10/2/2019	HUS	5,413	—	5,413
USD	198,073	BRL	192,541	10/2/2019	HUS	5,532	—	5,532
USD	196,908	BRL	192,541	10/2/2019	HUS	4,367	—	4,367
USD	196,871	BRL	192,541	10/2/2019	HUS	4,330	—	4,330
USD	195,757	BRL	192,541	10/2/2019	HUS	3,216	—	3,216
USD	192,072	BRL	192,541	10/2/2019	HUS	—	(469)	(469)
USD	192,150	BRL	192,541	10/2/2019	HUS	—	(391)	(391)
USD	191,851	BRL	192,541	10/2/2019	HUS	—	(690)	(690)
USD	199,865	BRL	192,541	10/2/2019	HUS	7,324	—	7,324
USD	191,970	BRL	192,541	10/2/2019	HUS	—	(571)	(571)
USD	191,589	BRL	192,541	10/2/2019	HUS	—	(952)	(952)
USD	199,930	BRL	192,541	10/2/2019	HUS	7,389	—	7,389
USD	199,915	BRL	192,541	10/2/2019	HUS	7,374	—	7,374
USD	199,880	BRL	192,541	10/2/2019	HUS	7,339	—	7,339
USD	199,905	BRL	192,541	10/2/2019	HUS	7,364	—	7,364
USD	188,143	BRL	187,728	10/2/2019	HUS	415	—	415
USD	183,028	BRL	182,239	10/2/2019	HUS	789	—	789
USD	180,751	BRL	180,971	10/2/2019	HUS	—	(220)	(220)
USD	172,759	BRL	168,474	10/2/2019	HUS	4,285	—	4,285
USD	172,295	BRL	168,474	10/2/2019	HUS	3,821	—	3,821
USD	172,235	BRL	168,474	10/2/2019	HUS	3,761	—	3,761
USD	170,836	BRL	168,474	10/2/2019	HUS	2,362	—	2,362
USD	167,934	BRL	168,474	10/2/2019	HUS	—	(540)	(540)
USD	167,898	BRL	168,474	10/2/2019	HUS	—	(576)	(576)
USD	168,047	BRL	168,474	10/2/2019	HUS	—	(427)	(427)
USD	167,854	BRL	168,474	10/2/2019	HUS	—	(620)	(620)
USD	168,019	BRL	168,474	10/2/2019	HUS	—	(455)	(455)
USD	176,826	BRL	168,474	10/2/2019	HUS	8,352	—	8,352
USD	174,948	BRL	168,474	10/2/2019	HUS	6,474	—	6,474
USD	147,651	BRL	147,784	10/2/2019	HUS	—	(133)	(133)
USD	151,073	BRL	144,406	10/2/2019	HUS	6,667	—	6,667
USD	148,122	BRL	144,406	10/2/2019	HUS	3,716	—	3,716
USD	147,995	BRL	144,406	10/2/2019	HUS	3,589	—	3,589
USD	147,889	BRL	144,406	10/2/2019	HUS	3,483	—	3,483
USD	148,714	BRL	144,406	10/2/2019	HUS	4,308	—	4,308
USD	148,526	BRL	144,406	10/2/2019	HUS	4,120	—	4,120
USD	147,667	BRL	144,406	10/2/2019	HUS	3,261	—	3,261
USD	146,890	BRL	144,406	10/2/2019	HUS	2,484	—	2,484
USD	146,352	BRL	144,406	10/2/2019	HUS	1,946	—	1,946
USD	146,958	BRL	144,406	10/2/2019	HUS	2,552	—	2,552
USD	146,124	BRL	144,406	10/2/2019	HUS	1,718	—	1,718
USD	144,064	BRL	144,406	10/2/2019	HUS	—	(342)	(342)
USD	144,044	BRL	144,406	10/2/2019	HUS	—	(362)	(362)
USD	143,821	BRL	144,406	10/2/2019	HUS	—	(585)	(585)
USD	143,799	BRL	144,406	10/2/2019	HUS	—	(607)	(607)
USD	148,298	BRL	144,406	10/2/2019	HUS	3,892	—	3,892
USD	148,221	BRL	144,406	10/2/2019	HUS	3,815	—	3,815
USD	148,478	BRL	144,406	10/2/2019	HUS	4,072	—	4,072
USD	148,375	BRL	144,406	10/2/2019	HUS	3,969	—	3,969
USD	144,020	BRL	144,406	10/2/2019	HUS	—	(386)	(386)
USD	143,912	BRL	144,406	10/2/2019	HUS	—	(494)	(494)
USD	143,719	BRL	144,406	10/2/2019	HUS	—	(687)	(687)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	149,944	BRL	144,406	10/2/2019	HUS	$5,538	$—	$5,538
USD	124,531	BRL	120,338	10/2/2019	HUS	4,193	—	4,193
USD	124,239	BRL	120,338	10/2/2019	HUS	3,901	—	3,901
USD	122,817	BRL	120,338	10/2/2019	HUS	2,479	—	2,479
USD	123,762	BRL	120,338	10/2/2019	HUS	3,424	—	3,424
USD	123,816	BRL	120,338	10/2/2019	HUS	3,478	—	3,478
USD	123,074	BRL	120,338	10/2/2019	HUS	2,736	—	2,736
USD	123,708	BRL	120,338	10/2/2019	HUS	3,370	—	3,370
USD	123,277	BRL	120,338	10/2/2019	HUS	2,939	—	2,939
USD	123,306	BRL	120,338	10/2/2019	HUS	2,968	—	2,968
USD	122,300	BRL	120,338	10/2/2019	HUS	1,962	—	1,962
USD	122,370	BRL	120,338	10/2/2019	HUS	2,032	—	2,032
USD	121,767	BRL	120,338	10/2/2019	HUS	1,429	—	1,429
USD	121,737	BRL	120,338	10/2/2019	HUS	1,399	—	1,399
USD	122,049	BRL	120,338	10/2/2019	HUS	1,711	—	1,711
USD	122,064	BRL	120,338	10/2/2019	HUS	1,726	—	1,726
USD	119,953	BRL	120,338	10/2/2019	HUS	—	(385)	(385)
USD	120,091	BRL	120,338	10/2/2019	HUS	—	(247)	(247)
USD	119,932	BRL	120,338	10/2/2019	HUS	—	(406)	(406)
USD	119,793	BRL	120,338	10/2/2019	HUS	—	(545)	(545)
USD	119,889	BRL	120,338	10/2/2019	HUS	—	(449)	(449)
USD	123,637	BRL	120,338	10/2/2019	HUS	3,299	—	3,299
USD	123,432	BRL	120,338	10/2/2019	HUS	3,094	—	3,094
USD	123,539	BRL	120,338	10/2/2019	HUS	3,201	—	3,201
USD	123,737	BRL	120,338	10/2/2019	HUS	3,399	—	3,399
USD	123,689	BRL	120,338	10/2/2019	HUS	3,351	—	3,351
USD	123,762	BRL	120,338	10/2/2019	HUS	3,424	—	3,424
USD	123,765	BRL	120,338	10/2/2019	HUS	3,427	—	3,427
USD	122,874	BRL	120,338	10/2/2019	HUS	2,536	—	2,536
USD	126,278	BRL	120,338	10/2/2019	HUS	5,940	—	5,940
USD	126,294	BRL	120,338	10/2/2019	HUS	5,956	—	5,956
USD	119,921	BRL	120,338	10/2/2019	HUS	—	(417)	(417)
USD	119,921	BRL	120,338	10/2/2019	HUS	—	(417)	(417)
USD	119,783	BRL	120,338	10/2/2019	HUS	—	(555)	(555)
USD	126,317	BRL	120,338	10/2/2019	HUS	5,979	—	5,979
USD	126,350	BRL	120,338	10/2/2019	HUS	6,012	—	6,012
USD	101,177	BRL	96,271	10/2/2019	HUS	4,906	—	4,906
USD	99,604	BRL	96,271	10/2/2019	HUS	3,333	—	3,333
USD	99,627	BRL	96,271	10/2/2019	HUS	3,356	—	3,356
USD	99,613	BRL	96,271	10/2/2019	HUS	3,342	—	3,342
USD	99,725	BRL	96,271	10/2/2019	HUS	3,454	—	3,454
USD	99,313	BRL	96,271	10/2/2019	HUS	3,042	—	3,042
USD	98,866	BRL	96,271	10/2/2019	HUS	2,595	—	2,595
USD	98,659	BRL	96,271	10/2/2019	HUS	2,388	—	2,388
USD	98,598	BRL	96,271	10/2/2019	HUS	2,327	—	2,327
USD	99,468	BRL	96,271	10/2/2019	HUS	3,197	—	3,197
USD	99,421	BRL	96,271	10/2/2019	HUS	3,150	—	3,150
USD	99,426	BRL	96,271	10/2/2019	HUS	3,155	—	3,155
USD	99,229	BRL	96,271	10/2/2019	HUS	2,958	—	2,958
USD	98,321	BRL	96,271	10/2/2019	HUS	2,050	—	2,050
USD	98,312	BRL	96,271	10/2/2019	HUS	2,041	—	2,041
USD	98,251	BRL	96,271	10/2/2019	HUS	1,980	—	1,980
USD	97,628	BRL	96,271	10/2/2019	HUS	1,357	—	1,357
USD	96,043	BRL	96,271	10/2/2019	HUS	—	(228)	(228)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	96,089	BRL	96,271	10/2/2019	HUS	$—	$(182)	$(182)
USD	95,859	BRL	96,271	10/2/2019	HUS	—	(412)	(412)
USD	95,898	BRL	96,271	10/2/2019	HUS	—	(373)	(373)
USD	95,988	BRL	96,271	10/2/2019	HUS	—	(283)	(283)
USD	95,995	BRL	96,271	10/2/2019	HUS	—	(276)	(276)
USD	96,240	BRL	96,271	10/2/2019	HUS	—	(31)	(31)
USD	96,230	BRL	96,271	10/2/2019	HUS	—	(41)	(41)
USD	96,251	BRL	96,271	10/2/2019	HUS	—	(20)	(20)
USD	98,873	BRL	96,271	10/2/2019	HUS	2,602	—	2,602
USD	99,306	BRL	96,271	10/2/2019	HUS	3,035	—	3,035
USD	98,160	BRL	96,271	10/2/2019	HUS	1,889	—	1,889
USD	98,144	BRL	96,271	10/2/2019	HUS	1,873	—	1,873
USD	98,617	BRL	96,271	10/2/2019	HUS	2,346	—	2,346
USD	98,620	BRL	96,271	10/2/2019	HUS	2,349	—	2,349
USD	98,611	BRL	96,271	10/2/2019	HUS	2,340	—	2,340
USD	98,608	BRL	96,271	10/2/2019	HUS	2,337	—	2,337
USD	98,581	BRL	96,271	10/2/2019	HUS	2,310	—	2,310
USD	98,929	BRL	96,271	10/2/2019	HUS	2,658	—	2,658
USD	98,994	BRL	96,271	10/2/2019	HUS	2,723	—	2,723
USD	98,978	BRL	96,271	10/2/2019	HUS	2,707	—	2,707
USD	96,055	BRL	96,271	10/2/2019	HUS	—	(216)	(216)
USD	95,986	BRL	96,271	10/2/2019	HUS	—	(285)	(285)
USD	95,971	BRL	96,271	10/2/2019	HUS	—	(300)	(300)
USD	95,917	BRL	96,271	10/2/2019	HUS	—	(354)	(354)
USD	95,809	BRL	96,271	10/2/2019	HUS	—	(462)	(462)
USD	95,660	BRL	95,808	10/2/2019	HUS	—	(148)	(148)
USD	75,936	BRL	72,203	10/2/2019	HUS	3,733	—	3,733
USD	75,940	BRL	72,203	10/2/2019	HUS	3,737	—	3,737
USD	74,895	BRL	72,203	10/2/2019	HUS	2,692	—	2,692
USD	74,791	BRL	72,203	10/2/2019	HUS	2,588	—	2,588
USD	74,469	BRL	72,203	10/2/2019	HUS	2,266	—	2,266
USD	74,488	BRL	72,203	10/2/2019	HUS	2,285	—	2,285
USD	74,449	BRL	72,203	10/2/2019	HUS	2,246	—	2,246
USD	73,926	BRL	72,203	10/2/2019	HUS	1,723	—	1,723
USD	74,582	BRL	72,203	10/2/2019	HUS	2,379	—	2,379
USD	74,580	BRL	72,203	10/2/2019	HUS	2,377	—	2,377
USD	74,536	BRL	72,203	10/2/2019	HUS	2,333	—	2,333
USD	74,517	BRL	72,203	10/2/2019	HUS	2,314	—	2,314
USD	74,447	BRL	72,203	10/2/2019	HUS	2,244	—	2,244
USD	74,412	BRL	72,203	10/2/2019	HUS	2,209	—	2,209
USD	73,743	BRL	72,203	10/2/2019	HUS	1,540	—	1,540
USD	73,739	BRL	72,203	10/2/2019	HUS	1,536	—	1,536
USD	73,948	BRL	72,203	10/2/2019	HUS	1,745	—	1,745
USD	74,337	BRL	72,203	10/2/2019	HUS	2,134	—	2,134
USD	74,338	BRL	72,203	10/2/2019	HUS	2,135	—	2,135
USD	73,850	BRL	72,203	10/2/2019	HUS	1,647	—	1,647
USD	73,850	BRL	72,203	10/2/2019	HUS	1,647	—	1,647
USD	72,060	BRL	72,203	10/2/2019	HUS	—	(143)	(143)
USD	71,917	BRL	72,203	10/2/2019	HUS	—	(286)	(286)
USD	72,008	BRL	72,203	10/2/2019	HUS	—	(195)	(195)
USD	72,039	BRL	72,203	10/2/2019	HUS	—	(164)	(164)
USD	72,029	BRL	72,203	10/2/2019	HUS	—	(174)	(174)
USD	72,023	BRL	72,203	10/2/2019	HUS	—	(180)	(180)
USD	71,921	BRL	72,203	10/2/2019	HUS	—	(282)	(282)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	71,986	BRL	72,203	10/2/2019	HUS	$—	$(217)	$(217)
USD	72,005	BRL	72,203	10/2/2019	HUS	—	(198)	(198)
USD	74,853	BRL	72,203	10/2/2019	HUS	2,650	—	2,650
USD	74,553	BRL	72,203	10/2/2019	HUS	2,350	—	2,350
USD	74,569	BRL	72,203	10/2/2019	HUS	2,366	—	2,366
USD	74,543	BRL	72,203	10/2/2019	HUS	2,340	—	2,340
USD	74,586	BRL	72,203	10/2/2019	HUS	2,383	—	2,383
USD	74,126	BRL	72,203	10/2/2019	HUS	1,923	—	1,923
USD	74,145	BRL	72,203	10/2/2019	HUS	1,942	—	1,942
USD	74,074	BRL	72,203	10/2/2019	HUS	1,871	—	1,871
USD	74,173	BRL	72,203	10/2/2019	HUS	1,970	—	1,970
USD	74,501	BRL	72,203	10/2/2019	HUS	2,298	—	2,298
USD	74,490	BRL	72,203	10/2/2019	HUS	2,287	—	2,287
USD	73,928	BRL	72,203	10/2/2019	HUS	1,725	—	1,725
USD	73,974	BRL	72,203	10/2/2019	HUS	1,771	—	1,771
USD	73,969	BRL	72,203	10/2/2019	HUS	1,766	—	1,766
USD	73,968	BRL	72,203	10/2/2019	HUS	1,765	—	1,765
USD	73,656	BRL	72,203	10/2/2019	HUS	1,453	—	1,453
USD	73,623	BRL	72,203	10/2/2019	HUS	1,420	—	1,420
USD	73,636	BRL	72,203	10/2/2019	HUS	1,433	—	1,433
USD	74,001	BRL	72,203	10/2/2019	HUS	1,798	—	1,798
USD	73,983	BRL	72,203	10/2/2019	HUS	1,780	—	1,780
USD	73,991	BRL	72,203	10/2/2019	HUS	1,788	—	1,788
USD	73,978	BRL	72,203	10/2/2019	HUS	1,775	—	1,775
USD	73,990	BRL	72,203	10/2/2019	HUS	1,787	—	1,787
USD	73,975	BRL	72,203	10/2/2019	HUS	1,772	—	1,772
USD	73,966	BRL	72,203	10/2/2019	HUS	1,763	—	1,763
USD	73,964	BRL	72,203	10/2/2019	HUS	1,761	—	1,761
USD	73,954	BRL	72,203	10/2/2019	HUS	1,751	—	1,751
USD	73,948	BRL	72,203	10/2/2019	HUS	1,745	—	1,745
USD	74,245	BRL	72,203	10/2/2019	HUS	2,042	—	2,042
USD	72,043	BRL	72,203	10/2/2019	HUS	—	(160)	(160)
USD	72,207	BRL	72,203	10/2/2019	HUS	4	—	4
USD	72,209	BRL	72,203	10/2/2019	HUS	6	—	6
USD	75,863	BRL	72,203	10/2/2019	HUS	3,660	—	3,660
USD	75,876	BRL	72,203	10/2/2019	HUS	3,673	—	3,673
USD	75,742	BRL	72,203	10/2/2019	HUS	3,539	—	3,539
USD	75,838	BRL	72,203	10/2/2019	HUS	3,635	—	3,635
USD	75,834	BRL	72,203	10/2/2019	HUS	3,631	—	3,631
USD	49,802	BRL	48,135	10/2/2019	HUS	1,667	—	1,667
USD	49,794	BRL	48,135	10/2/2019	HUS	1,659	—	1,659
USD	49,800	BRL	48,135	10/2/2019	HUS	1,665	—	1,665
USD	49,813	BRL	48,135	10/2/2019	HUS	1,678	—	1,678
USD	49,850	BRL	48,135	10/2/2019	HUS	1,715	—	1,715
USD	49,348	BRL	48,135	10/2/2019	HUS	1,213	—	1,213
USD	49,748	BRL	48,135	10/2/2019	HUS	1,613	—	1,613
USD	49,632	BRL	48,135	10/2/2019	HUS	1,497	—	1,497
USD	49,609	BRL	48,135	10/2/2019	HUS	1,474	—	1,474
USD	49,426	BRL	48,135	10/2/2019	HUS	1,291	—	1,291
USD	49,403	BRL	48,135	10/2/2019	HUS	1,268	—	1,268
USD	49,446	BRL	48,135	10/2/2019	HUS	1,311	—	1,311
USD	49,445	BRL	48,135	10/2/2019	HUS	1,310	—	1,310
USD	49,434	BRL	48,135	10/2/2019	HUS	1,299	—	1,299
USD	49,432	BRL	48,135	10/2/2019	HUS	1,297	—	1,297

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	49,434	BRL	48,135	10/2/2019	HUS	$1,299	$—	$1,299
USD	49,431	BRL	48,135	10/2/2019	HUS	1,296	—	1,296
USD	49,128	BRL	48,135	10/2/2019	HUS	993	—	993
USD	49,131	BRL	48,135	10/2/2019	HUS	996	—	996
USD	49,302	BRL	48,135	10/2/2019	HUS	1,167	—	1,167
USD	48,040	BRL	48,135	10/2/2019	HUS	—	(95)	(95)
USD	48,020	BRL	48,135	10/2/2019	HUS	—	(115)	(115)
USD	48,005	BRL	48,135	10/2/2019	HUS	—	(130)	(130)
USD	48,125	BRL	48,135	10/2/2019	HUS	—	(10)	(10)
USD	48,302	BRL	48,135	10/2/2019	HUS	167	—	167
USD	48,136	BRL	48,135	10/2/2019	HUS	1	—	1
USD	48,136	BRL	48,135	10/2/2019	HUS	1	—	1
USD	49,725	BRL	48,135	10/2/2019	HUS	1,590	—	1,590
USD	49,730	BRL	48,135	10/2/2019	HUS	1,595	—	1,595
USD	49,716	BRL	48,135	10/2/2019	HUS	1,581	—	1,581
USD	49,700	BRL	48,135	10/2/2019	HUS	1,565	—	1,565
USD	49,706	BRL	48,135	10/2/2019	HUS	1,571	—	1,571
USD	49,704	BRL	48,135	10/2/2019	HUS	1,569	—	1,569
USD	49,692	BRL	48,135	10/2/2019	HUS	1,557	—	1,557
USD	49,688	BRL	48,135	10/2/2019	HUS	1,553	—	1,553
USD	49,719	BRL	48,135	10/2/2019	HUS	1,584	—	1,584
USD	49,708	BRL	48,135	10/2/2019	HUS	1,573	—	1,573
USD	49,726	BRL	48,135	10/2/2019	HUS	1,591	—	1,591
USD	49,713	BRL	48,135	10/2/2019	HUS	1,578	—	1,578
USD	49,713	BRL	48,135	10/2/2019	HUS	1,578	—	1,578
USD	49,708	BRL	48,135	10/2/2019	HUS	1,573	—	1,573
USD	49,436	BRL	48,135	10/2/2019	HUS	1,301	—	1,301
USD	49,376	BRL	48,135	10/2/2019	HUS	1,241	—	1,241
USD	49,443	BRL	48,135	10/2/2019	HUS	1,308	—	1,308
USD	49,666	BRL	48,135	10/2/2019	HUS	1,531	—	1,531
USD	49,315	BRL	48,135	10/2/2019	HUS	1,180	—	1,180
USD	49,323	BRL	48,135	10/2/2019	HUS	1,188	—	1,188
USD	49,315	BRL	48,135	10/2/2019	HUS	1,180	—	1,180
USD	49,059	BRL	48,135	10/2/2019	HUS	924	—	924
USD	49,041	BRL	48,135	10/2/2019	HUS	906	—	906
USD	49,327	BRL	48,135	10/2/2019	HUS	1,192	—	1,192
USD	49,315	BRL	48,135	10/2/2019	HUS	1,180	—	1,180
USD	49,315	BRL	48,135	10/2/2019	HUS	1,180	—	1,180
USD	49,309	BRL	48,135	10/2/2019	HUS	1,174	—	1,174
USD	49,297	BRL	48,135	10/2/2019	HUS	1,162	—	1,162
USD	49,301	BRL	48,135	10/2/2019	HUS	1,166	—	1,166
USD	49,530	BRL	48,135	10/2/2019	HUS	1,395	—	1,395
USD	49,475	BRL	48,135	10/2/2019	HUS	1,340	—	1,340
USD	49,501	BRL	48,135	10/2/2019	HUS	1,366	—	1,366
USD	49,494	BRL	48,135	10/2/2019	HUS	1,359	—	1,359
USD	50,598	BRL	48,135	10/2/2019	HUS	2,463	—	2,463
USD	50,626	BRL	48,135	10/2/2019	HUS	2,491	—	2,491
USD	50,632	BRL	48,135	10/2/2019	HUS	2,497	—	2,497
USD	50,751	BRL	48,135	10/2/2019	HUS	2,616	—	2,616
USD	25,291	BRL	24,068	10/2/2019	HUS	1,223	—	1,223
USD	25,092	BRL	24,068	10/2/2019	HUS	1,024	—	1,024
USD	24,935	BRL	24,068	10/2/2019	HUS	867	—	867
USD	24,941	BRL	24,068	10/2/2019	HUS	873	—	873
USD	24,857	BRL	24,068	10/2/2019	HUS	789	—	789

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	24,834	BRL	24,068	10/2/2019	HUS	$766	$—	$766
USD	24,698	BRL	24,068	10/2/2019	HUS	630	—	630
USD	24,688	BRL	24,068	10/2/2019	HUS	620	—	620
USD	24,688	BRL	24,068	10/2/2019	HUS	620	—	620
USD	24,679	BRL	24,068	10/2/2019	HUS	611	—	611
USD	24,726	BRL	24,068	10/2/2019	HUS	658	—	658
USD	24,719	BRL	24,068	10/2/2019	HUS	651	—	651
USD	24,717	BRL	24,068	10/2/2019	HUS	649	—	649
USD	24,717	BRL	24,068	10/2/2019	HUS	649	—	649
USD	24,717	BRL	24,068	10/2/2019	HUS	649	—	649
USD	24,714	BRL	24,068	10/2/2019	HUS	646	—	646
USD	24,714	BRL	24,068	10/2/2019	HUS	646	—	646
USD	23,998	BRL	24,068	10/2/2019	HUS	—	(70)	(70)
USD	24,002	BRL	24,068	10/2/2019	HUS	—	(66)	(66)
USD	24,060	BRL	24,068	10/2/2019	HUS	—	(8)	(8)
USD	24,054	BRL	24,068	10/2/2019	HUS	—	(14)	(14)
USD	24,057	BRL	24,068	10/2/2019	HUS	—	(11)	(11)
USD	24,052	BRL	24,068	10/2/2019	HUS	—	(16)	(16)
USD	24,048	BRL	24,068	10/2/2019	HUS	—	(20)	(20)
USD	24,148	BRL	24,068	10/2/2019	HUS	80	—	80
USD	24,870	BRL	24,068	10/2/2019	HUS	802	—	802
USD	24,863	BRL	24,068	10/2/2019	HUS	795	—	795
USD	24,858	BRL	24,068	10/2/2019	HUS	790	—	790
USD	24,854	BRL	24,068	10/2/2019	HUS	786	—	786
USD	24,860	BRL	24,068	10/2/2019	HUS	792	—	792
USD	24,864	BRL	24,068	10/2/2019	HUS	796	—	796
USD	24,862	BRL	24,068	10/2/2019	HUS	794	—	794
USD	24,837	BRL	24,068	10/2/2019	HUS	769	—	769
USD	24,830	BRL	24,068	10/2/2019	HUS	762	—	762
USD	24,658	BRL	24,068	10/2/2019	HUS	590	—	590
USD	24,664	BRL	24,068	10/2/2019	HUS	596	—	596
USD	24,769	BRL	24,068	10/2/2019	HUS	701	—	701
USD	24,763	BRL	24,068	10/2/2019	HUS	695	—	695
USD	24,739	BRL	24,068	10/2/2019	HUS	671	—	671
USD	24,717	BRL	24,068	10/2/2019	HUS	649	—	649
USD	24,153	BRL	24,068	10/2/2019	HUS	85	—	85
USD	24,144	BRL	24,068	10/2/2019	HUS	76	—	76
USD	25,290	BRL	24,068	10/2/2019	HUS	1,222	—	1,222
USD	25,290	BRL	24,068	10/2/2019	HUS	1,222	—	1,222
USD	25,297	BRL	24,068	10/2/2019	HUS	1,229	—	1,229
USD	25,368	BRL	24,068	10/2/2019	HUS	1,300	—	1,300
USD	25,366	BRL	24,068	10/2/2019	HUS	1,298	—	1,298
USD	29,775,874	EUR	29,453,261	10/17/2019	HUS	322,613	—	322,613
USD	8,592,376	KRW	8,578,216	10/17/2019	HUS	14,160	—	14,160
CNY	140,069	USD	141,439	10/18/2019	HUS	—	(1,370)	(1,370)
CNY	210,103	USD	211,524	10/18/2019	HUS	—	(1,421)	(1,421)
CNY	280,138	USD	282,614	10/18/2019	HUS	—	(2,476)	(2,476)
CNY	280,138	USD	282,522	10/18/2019	HUS	—	(2,384)	(2,384)
CNY	350,172	USD	353,538	10/18/2019	HUS	—	(3,366)	(3,366)
CNY	350,172	USD	352,853	10/18/2019	HUS	—	(2,681)	(2,681)
CNY	420,206	USD	423,549	10/18/2019	HUS	—	(3,343)	(3,343)
CNY	420,206	USD	422,952	10/18/2019	HUS	—	(2,746)	(2,746)
CNY	490,241	USD	494,288	10/18/2019	HUS	—	(4,047)	(4,047)
CNY	490,241	USD	493,966	10/18/2019	HUS	—	(3,725)	(3,725)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CNY	490,241	USD	493,834	10/18/2019	HUS	$—	$(3,593)	$(3,593)
CNY	560,275	USD	564,382	10/18/2019	HUS	—	(4,107)	(4,107)
CNY	560,275	USD	564,852	10/18/2019	HUS	—	(4,577)	(4,577)
CNY	630,310	USD	635,208	10/18/2019	HUS	—	(4,898)	(4,898)
CNY	700,344	USD	705,657	10/18/2019	HUS	—	(5,313)	(5,313)
CNY	700,344	USD	705,856	10/18/2019	HUS	—	(5,512)	(5,512)
CNY	700,344	USD	706,235	10/18/2019	HUS	—	(5,891)	(5,891)
CNY	8,614,230	USD	8,680,033	10/18/2019	HUS	—	(65,803)	(65,803)
USD	14,511,219	CNY	14,357,049	10/18/2019	HUS	154,170	—	154,170
USD	778,733	CNY	770,378	10/18/2019	HUS	8,355	—	8,355
USD	566,540	CNY	560,275	10/18/2019	HUS	6,265	—	6,265
USD	283,130	CNY	280,138	10/18/2019	HUS	2,992	—	2,992
USD	282,371	CNY	280,138	10/18/2019	HUS	2,233	—	2,233
USD	141,479	CNY	140,069	10/18/2019	HUS	1,410	—	1,410
USD	17,072,654	BRL	17,151,570	11/4/2019	HUS	—	(78,916)	(78,916)
USD	17,083,683	BRL	17,151,570	11/4/2019	HUS	—	(67,887)	(67,887)
USD	13,668,578	BRL	13,721,256	11/4/2019	HUS	—	(52,678)	(52,678)
USD	7,427,558	BRL	7,468,220	11/4/2019	HUS	—	(40,662)	(40,662)
USD	3,850,127	BRL	3,865,538	11/4/2019	HUS	—	(15,411)	(15,411)
USD	2,562,997	BRL	2,569,305	11/4/2019	HUS	—	(6,308)	(6,308)
USD	1,634,699	BRL	1,641,598	11/4/2019	HUS	—	(6,899)	(6,899)
USD	1,581,434	BRL	1,584,805	11/4/2019	HUS	—	(3,371)	(3,371)
USD	1,373,682	BRL	1,368,695	11/4/2019	HUS	4,987	—	4,987
USD	1,224,617	BRL	1,219,969	11/4/2019	HUS	4,648	—	4,648
USD	953,153	BRL	960,488	11/4/2019	HUS	—	(7,335)	(7,335)
USD	883,061	BRL	888,451	11/4/2019	HUS	—	(5,390)	(5,390)
USD	693,531	BRL	696,354	11/4/2019	HUS	—	(2,823)	(2,823)
USD	669,618	BRL	672,342	11/4/2019	HUS	—	(2,724)	(2,724)
USD	620,978	BRL	624,317	11/4/2019	HUS	—	(3,339)	(3,339)
USD	597,440	BRL	600,305	11/4/2019	HUS	—	(2,865)	(2,865)
USD	502,164	BRL	504,256	11/4/2019	HUS	—	(2,092)	(2,092)
USD	478,217	BRL	480,244	11/4/2019	HUS	—	(2,027)	(2,027)
USD	429,963	BRL	432,220	11/4/2019	HUS	—	(2,257)	(2,257)
USD	398,275	BRL	399,439	11/4/2019	HUS	—	(1,164)	(1,164)
USD	382,656	BRL	384,195	11/4/2019	HUS	—	(1,539)	(1,539)
USD	382,671	BRL	384,195	11/4/2019	HUS	—	(1,524)	(1,524)
USD	382,066	BRL	384,195	11/4/2019	HUS	—	(2,129)	(2,129)
USD	358,614	BRL	360,183	11/4/2019	HUS	—	(1,569)	(1,569)
USD	358,205	BRL	360,183	11/4/2019	HUS	—	(1,978)	(1,978)
USD	357,219	BRL	360,183	11/4/2019	HUS	—	(2,964)	(2,964)
USD	334,419	BRL	336,171	11/4/2019	HUS	—	(1,752)	(1,752)
USD	334,952	BRL	336,171	11/4/2019	HUS	—	(1,219)	(1,219)
USD	333,294	BRL	336,171	11/4/2019	HUS	—	(2,877)	(2,877)
USD	310,435	BRL	312,159	11/4/2019	HUS	—	(1,724)	(1,724)
USD	309,509	BRL	312,159	11/4/2019	HUS	—	(2,650)	(2,650)
USD	310,653	BRL	312,159	11/4/2019	HUS	—	(1,506)	(1,506)
USD	262,850	BRL	264,134	11/4/2019	HUS	—	(1,284)	(1,284)
USD	262,813	BRL	264,134	11/4/2019	HUS	—	(1,321)	(1,321)
USD	238,147	BRL	240,122	11/4/2019	HUS	—	(1,975)	(1,975)
USD	215,239	BRL	216,110	11/4/2019	HUS	—	(871)	(871)
USD	214,885	BRL	216,110	11/4/2019	HUS	—	(1,225)	(1,225)
USD	214,465	BRL	216,110	11/4/2019	HUS	—	(1,645)	(1,645)
USD	214,510	BRL	216,110	11/4/2019	HUS	—	(1,600)	(1,600)
USD	214,485	BRL	216,110	11/4/2019	HUS	—	(1,625)	(1,625)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	191,054	BRL	192,098	11/4/2019	HUS	$—	$(1,044)	$(1,044)
USD	173,224	BRL	172,739	11/4/2019	HUS	485	—	485
USD	166,901	BRL	168,085	11/4/2019	HUS	—	(1,184)	(1,184)
USD	166,861	BRL	168,085	11/4/2019	HUS	—	(1,224)	(1,224)
USD	166,854	BRL	168,085	11/4/2019	HUS	—	(1,231)	(1,231)
USD	166,837	BRL	168,085	11/4/2019	HUS	—	(1,248)	(1,248)
USD	143,277	BRL	144,073	11/4/2019	HUS	—	(796)	(796)
USD	143,225	BRL	144,073	11/4/2019	HUS	—	(848)	(848)
USD	143,575	BRL	144,073	11/4/2019	HUS	—	(498)	(498)
USD	143,448	BRL	144,073	11/4/2019	HUS	—	(625)	(625)
USD	144,833	BRL	144,073	11/4/2019	HUS	760	—	760
USD	144,864	BRL	144,073	11/4/2019	HUS	791	—	791
USD	119,060	BRL	120,061	11/4/2019	HUS	—	(1,001)	(1,001)
USD	119,409	BRL	120,061	11/4/2019	HUS	—	(652)	(652)
USD	119,363	BRL	120,061	11/4/2019	HUS	—	(698)	(698)
USD	119,423	BRL	120,061	11/4/2019	HUS	—	(638)	(638)
USD	119,637	BRL	120,061	11/4/2019	HUS	—	(424)	(424)
USD	119,614	BRL	120,061	11/4/2019	HUS	—	(447)	(447)
USD	119,556	BRL	120,061	11/4/2019	HUS	—	(505)	(505)
USD	119,652	BRL	120,061	11/4/2019	HUS	—	(409)	(409)
USD	119,633	BRL	120,061	11/4/2019	HUS	—	(428)	(428)
USD	119,397	BRL	120,061	11/4/2019	HUS	—	(664)	(664)
USD	119,386	BRL	120,061	11/4/2019	HUS	—	(675)	(675)
USD	119,369	BRL	120,061	11/4/2019	HUS	—	(692)	(692)
USD	119,355	BRL	120,061	11/4/2019	HUS	—	(706)	(706)
USD	119,543	BRL	120,061	11/4/2019	HUS	—	(518)	(518)
USD	119,586	BRL	120,061	11/4/2019	HUS	—	(475)	(475)
USD	119,551	BRL	120,061	11/4/2019	HUS	—	(510)	(510)
USD	120,689	BRL	120,061	11/4/2019	HUS	628	—	628
USD	95,352	BRL	96,049	11/4/2019	HUS	—	(697)	(697)
USD	95,683	BRL	96,049	11/4/2019	HUS	—	(366)	(366)
USD	95,534	BRL	96,049	11/4/2019	HUS	—	(515)	(515)
USD	95,520	BRL	96,049	11/4/2019	HUS	—	(529)	(529)
USD	95,474	BRL	96,049	11/4/2019	HUS	—	(575)	(575)
USD	95,660	BRL	96,049	11/4/2019	HUS	—	(389)	(389)
USD	95,705	BRL	96,049	11/4/2019	HUS	—	(344)	(344)
USD	95,678	BRL	96,049	11/4/2019	HUS	—	(371)	(371)
USD	95,719	BRL	96,049	11/4/2019	HUS	—	(330)	(330)
USD	95,705	BRL	96,049	11/4/2019	HUS	—	(344)	(344)
USD	95,644	BRL	96,049	11/4/2019	HUS	—	(405)	(405)
USD	95,689	BRL	96,049	11/4/2019	HUS	—	(360)	(360)
USD	95,507	BRL	96,049	11/4/2019	HUS	—	(542)	(542)
USD	95,472	BRL	96,049	11/4/2019	HUS	—	(577)	(577)
USD	95,638	BRL	96,049	11/4/2019	HUS	—	(411)	(411)
USD	71,763	BRL	72,037	11/4/2019	HUS	—	(274)	(274)
USD	71,635	BRL	72,037	11/4/2019	HUS	—	(402)	(402)
USD	71,630	BRL	72,037	11/4/2019	HUS	—	(407)	(407)
USD	71,657	BRL	72,037	11/4/2019	HUS	—	(380)	(380)
USD	71,752	BRL	72,037	11/4/2019	HUS	—	(285)	(285)
USD	71,754	BRL	72,037	11/4/2019	HUS	—	(283)	(283)
USD	71,798	BRL	72,037	11/4/2019	HUS	—	(239)	(239)
USD	71,742	BRL	72,037	11/4/2019	HUS	—	(295)	(295)
USD	71,807	BRL	72,037	11/4/2019	HUS	—	(230)	(230)
USD	71,769	BRL	72,037	11/4/2019	HUS	—	(268)	(268)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	71,746	BRL	72,037	11/4/2019	HUS	$—	$(291)	$(291)
USD	71,631	BRL	72,037	11/4/2019	HUS	—	(406)	(406)
USD	71,605	BRL	72,037	11/4/2019	HUS	—	(432)	(432)
USD	72,442	BRL	72,037	11/4/2019	HUS	405	—	405
USD	47,841	BRL	48,024	11/4/2019	HUS	—	(183)	(183)
USD	47,839	BRL	48,024	11/4/2019	HUS	—	(185)	(185)
USD	47,754	BRL	48,024	11/4/2019	HUS	—	(270)	(270)
USD	47,736	BRL	48,024	11/4/2019	HUS	—	(288)	(288)
USD	47,824	BRL	48,024	11/4/2019	HUS	—	(200)	(200)
USD	47,773	BRL	48,024	11/4/2019	HUS	—	(251)	(251)
USD	47,836	BRL	48,024	11/4/2019	HUS	—	(188)	(188)
USD	47,853	BRL	48,024	11/4/2019	HUS	—	(171)	(171)
USD	23,923	BRL	24,012	11/4/2019	HUS	—	(89)	(89)
USD	23,916	BRL	24,012	11/4/2019	HUS	—	(96)	(96)
USD	23,908	BRL	24,012	11/4/2019	HUS	—	(104)	(104)
USD	2,865,757	COP	2,753,343	11/14/2019	HUS	112,414	—	112,414
CNY	139,987	USD	140,438	11/25/2019	HUS	—	(451)	(451)
CNY	209,980	USD	210,869	11/25/2019	HUS	—	(889)	(889)
CNY	349,967	USD	351,355	11/25/2019	HUS	—	(1,388)	(1,388)
USD	8,647,080	CNY	8,609,192	11/25/2019	HUS	37,888	—	37,888
USD	70,362	CNY	69,993	11/25/2019	HUS	369	—	369
CLP	290,767	USD	296,113	11/29/2019	HUS	—	(5,346)	(5,346)
CLP	290,767	USD	295,897	11/29/2019	HUS	—	(5,130)	(5,130)
CLP	387,689	USD	394,695	11/29/2019	HUS	—	(7,006)	(7,006)
CLP	387,689	USD	394,739	11/29/2019	HUS	—	(7,050)	(7,050)
CLP	484,611	USD	493,748	11/29/2019	HUS	—	(9,137)	(9,137)
CLP	484,611	USD	493,451	11/29/2019	HUS	—	(8,840)	(8,840)
CLP	484,611	USD	492,907	11/29/2019	HUS	—	(8,296)	(8,296)
CLP	484,611	USD	493,617	11/29/2019	HUS	—	(9,006)	(9,006)
CLP	549,226	USD	564,637	11/29/2019	HUS	—	(15,411)	(15,411)
CLP	1,235,758	USD	1,269,680	11/29/2019	HUS	—	(33,922)	(33,922)
CLP	1,647,678	USD	1,693,982	11/29/2019	HUS	—	(46,304)	(46,304)
CLP	1,784,984	USD	1,829,359	11/29/2019	HUS	—	(44,375)	(44,375)
CLP	2,128,251	USD	2,181,563	11/29/2019	HUS	—	(53,312)	(53,312)
CLP	2,320,200	USD	2,364,955	11/29/2019	HUS	—	(44,755)	(44,755)
CLP	2,416,875	USD	2,464,881	11/29/2019	HUS	—	(48,006)	(48,006)
CLP	3,089,396	USD	3,151,252	11/29/2019	HUS	—	(61,856)	(61,856)
CLP	4,256,501	USD	4,401,513	11/29/2019	HUS	—	(145,012)	(145,012)
CLP	4,599,768	USD	4,720,554	11/29/2019	HUS	—	(120,786)	(120,786)
CLP	4,737,074	USD	4,866,008	11/29/2019	HUS	—	(128,934)	(128,934)
USD	33,626,058	CLP	31,992,413	11/29/2019	HUS	1,633,645	—	1,633,645
USD	14,518,296	CLP	14,391,354	11/29/2019	HUS	126,942	—	126,942
USD	9,754,619	CLP	9,671,609	11/29/2019	HUS	83,010	—	83,010
USD	5,909,967	CLP	5,869,853	11/29/2019	HUS	40,114	—	40,114
USD	8,431,631	CLP	8,384,588	12/6/2019	HUS	47,043	—	47,043
USD	2,993,848	CLP	2,969,066	12/6/2019	HUS	24,782	—	24,782
USD	2,218,217	CLP	2,197,225	12/6/2019	HUS	20,992	—	20,992
USD	2,218,248	CLP	2,197,225	12/6/2019	HUS	21,023	—	21,023
USD	1,821,277	CLP	1,785,245	12/6/2019	HUS	36,032	—	36,032
USD	1,673,687	CLP	1,647,919	12/6/2019	HUS	25,768	—	25,768
USD	1,673,360	CLP	1,647,919	12/6/2019	HUS	25,441	—	25,441
USD	1,311,810	CLP	1,304,602	12/6/2019	HUS	7,208	—	7,208
USD	1,306,434	CLP	1,304,602	12/6/2019	HUS	1,832	—	1,832
USD	1,105,025	CLP	1,098,612	12/6/2019	HUS	6,413	—	6,413

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	1,104,987	CLP	1,098,612	12/6/2019	HUS	$6,375	$—	$6,375
USD	1,099,958	CLP	1,098,612	12/6/2019	HUS	1,346	—	1,346
USD	911,028	CLP	892,623	12/6/2019	HUS	18,405	—	18,405
USD	882,231	CLP	875,457	12/6/2019	HUS	6,774	—	6,774
USD	860,585	CLP	858,291	12/6/2019	HUS	2,294	—	2,294
USD	861,416	CLP	858,291	12/6/2019	HUS	3,125	—	3,125
USD	860,751	CLP	858,291	12/6/2019	HUS	2,460	—	2,460
USD	860,704	CLP	858,291	12/6/2019	HUS	2,413	—	2,413
USD	841,172	CLP	823,959	12/6/2019	HUS	17,213	—	17,213
USD	834,538	CLP	823,959	12/6/2019	HUS	10,579	—	10,579
USD	706,469	CLP	700,365	12/6/2019	HUS	6,104	—	6,104
USD	705,687	CLP	700,365	12/6/2019	HUS	5,322	—	5,322
USD	705,862	CLP	700,365	12/6/2019	HUS	5,497	—	5,497
USD	688,772	CLP	686,633	12/6/2019	HUS	2,139	—	2,139
USD	688,317	CLP	686,633	12/6/2019	HUS	1,684	—	1,684
USD	688,440	CLP	686,633	12/6/2019	HUS	1,807	—	1,807
USD	687,635	CLP	686,633	12/6/2019	HUS	1,002	—	1,002
USD	680,631	CLP	672,900	12/6/2019	HUS	7,731	—	7,731
USD	680,433	CLP	672,900	12/6/2019	HUS	7,533	—	7,533
USD	662,745	CLP	659,167	12/6/2019	HUS	3,578	—	3,578
USD	550,683	CLP	549,306	12/6/2019	HUS	1,377	—	1,377
USD	550,774	CLP	549,306	12/6/2019	HUS	1,468	—	1,468
USD	556,251	CLP	549,306	12/6/2019	HUS	6,945	—	6,945
USD	544,391	CLP	538,320	12/6/2019	HUS	6,071	—	6,071
USD	544,497	CLP	538,320	12/6/2019	HUS	6,177	—	6,177
USD	544,414	CLP	538,320	12/6/2019	HUS	6,094	—	6,094
USD	529,948	CLP	527,334	12/6/2019	HUS	2,614	—	2,614
USD	529,913	CLP	527,334	12/6/2019	HUS	2,579	—	2,579
USD	529,046	CLP	525,274	12/6/2019	HUS	3,772	—	3,772
USD	486,787	CLP	480,643	12/6/2019	HUS	6,144	—	6,144
USD	463,244	CLP	459,134	12/6/2019	HUS	4,110	—	4,110
USD	453,620	CLP	451,732	12/6/2019	HUS	1,888	—	1,888
USD	453,202	CLP	451,732	12/6/2019	HUS	1,470	—	1,470
USD	453,308	CLP	451,732	12/6/2019	HUS	1,576	—	1,576
USD	453,183	CLP	451,732	12/6/2019	HUS	1,451	—	1,451
USD	453,139	CLP	451,732	12/6/2019	HUS	1,407	—	1,407
USD	453,183	CLP	451,732	12/6/2019	HUS	1,451	—	1,451
USD	452,996	CLP	451,732	12/6/2019	HUS	1,264	—	1,264
USD	413,138	CLP	411,980	12/6/2019	HUS	1,158	—	1,158
USD	413,030	CLP	411,980	12/6/2019	HUS	1,050	—	1,050
USD	413,024	CLP	411,980	12/6/2019	HUS	1,044	—	1,044
USD	417,415	CLP	411,980	12/6/2019	HUS	5,435	—	5,435
USD	417,183	CLP	411,980	12/6/2019	HUS	5,203	—	5,203
USD	408,373	CLP	403,740	12/6/2019	HUS	4,633	—	4,633
USD	397,455	CLP	395,500	12/6/2019	HUS	1,955	—	1,955
USD	397,433	CLP	395,500	12/6/2019	HUS	1,933	—	1,933
USD	397,393	CLP	395,500	12/6/2019	HUS	1,893	—	1,893
USD	397,415	CLP	395,500	12/6/2019	HUS	1,915	—	1,915
USD	370,446	CLP	367,307	12/6/2019	HUS	3,139	—	3,139
USD	370,443	CLP	367,307	12/6/2019	HUS	3,136	—	3,136
USD	370,423	CLP	367,307	12/6/2019	HUS	3,116	—	3,116
USD	347,676	CLP	343,316	12/6/2019	HUS	4,360	—	4,360
USD	277,842	CLP	275,480	12/6/2019	HUS	2,362	—	2,362
USD	277,869	CLP	275,480	12/6/2019	HUS	2,389	—	2,389

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	271,770	CLP	271,039	12/6/2019	HUS	$731	$—	$731
USD	208,591	CLP	205,990	12/6/2019	HUS	2,601	—	2,601
USD	130,300	CLP	129,659	12/6/2019	HUS	641	—	641
USD	1,907,459	COP	1,890,153	12/13/2019	HUS	17,306	—	17,306
USD	1,499,654	COP	1,499,626	12/13/2019	HUS	28	—	28
USD	1,249,751	COP	1,249,688	12/13/2019	HUS	63	—	63
PEN	296,329	USD	298,225	11/6/2019	RBS	—	(1,896)	(1,896)
PEN	2,592,881	USD	2,636,575	11/6/2019	RBS	—	(43,694)	(43,694)
PEN	2,592,881	USD	2,655,056	11/6/2019	RBS	—	(62,175)	(62,175)
PEN	2,592,881	USD	2,624,634	11/6/2019	RBS	—	(31,753)	(31,753)
USD	4,558,824	PEN	4,593,103	11/6/2019	RBS	—	(34,279)	(34,279)
USD	864,683	PEN	870,467	11/6/2019	RBS	—	(5,784)	(5,784)
USD	865,014	PEN	870,467	11/6/2019	RBS	—	(5,453)	(5,453)
USD	864,628	PEN	870,467	11/6/2019	RBS	—	(5,839)	(5,839)
USD	864,555	PEN	870,467	11/6/2019	RBS	—	(5,912)	(5,912)
PEN	1,293,830	USD	1,316,780	12/20/2019	RBS	—	(22,950)	(22,950)
PEN	1,293,830	USD	1,316,673	12/20/2019	RBS	—	(22,843)	(22,843)
PEN	2,513,727	USD	2,529,537	12/20/2019	RBS	—	(15,810)	(15,810)
PEN	2,735,526	USD	2,758,264	12/20/2019	RBS	—	(22,738)	(22,738)
USD	2,567,263	PEN	2,587,660	12/20/2019	RBS	—	(20,397)	(20,397)
USD	1,825,723	PEN	1,848,328	12/20/2019	RBS	—	(22,605)	(22,605)
USD	730,315	PEN	739,331	12/20/2019	RBS	—	(9,016)	(9,016)

						$8,386,485	$(5,195,687)	$3,190,798

* All Values denominated in USD

Glossary:

Counterparty Abbreviations:
DUB	Deutsche Bank AG.
HUS	HSBC Bank (USA).
RBS	Royal Bank of Scotland PLC.

Currency Abbreviations:
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
KRW	South Korean Won
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
USD	United States Dollar
TWD	Taiwan Dollar

Index Abbreviations:
CAC40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
FTSE/MIB	Borsa Italiana - Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
IBEX	Bolsa de Madrid - Spanish Stock Market Index.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

KOSPI	South Korean Stock Market Index.
MSCI	Morgan Stanley Capital International.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.
NASDAQ	National Association of Securities Dealers Automated Quotations.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
Russell 2000	U.S. Small-Cap Stock Market Index.
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index.
S&P/TSX	Canadian Equity Market Index.
SPI 200	Australian Equity Market Index Future.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:
JSE	Johannesburg Stock Exchange.
LME	London Metal Exchange.
SGX	Singapore Stock Exchange.

Other Abbreviations:
Bobl	Medium term debt that is issued by the Federal Republic of Germany.
Bund	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
EURIBOR	Euro Interbank Offered Rate.
GILT	Bank of England Bonds.
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending.
Sugar #11	World Benchmark for raw sugar.
ULSD	Ultra-Low-Sulfur-Diesel.
WTI	West Texas Intermediate.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2019, the investments were classified as described below:

AHL Managed Futures Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments
Investment Companies	$16,057,490	$—	$—	$16,057,490
U.S. Treasury Obligations	—	964,648,170	—	964,648,170

Total Investments in Securities - Assets	$16,057,490	$964,648,170	$—	$980,705,660

Financial Derivative Instruments - Assets
Futures Contracts	$25,157,173	$—	$—	$25,157,173
Forward Foreign Currency Contracts	—	8,386,485	—	8,386,485

Total Financial Derivative Instruments - Assets	$25,157,173	$8,386,485	$—	$33,543,658

Financial Derivative Instruments - Liabilities
Futures Contracts	$(18,895,921)	$—	$—	$(18,895,921)
Forward Foreign Currency Contracts	—	(5,195,687)	—	(5,195,687)

Total Financial Derivative Instruments - Liabilities	$(18,895,921)	$(5,195,687)	$—	$(24,091,608)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN SOVEREIGN OBLIGATIONS - 37.00%
Deutsche Bundesrepublik Inflation Linked Bond, 0.500%, Due 4/15/2030, Series I/LA B E	EUR	9,499,320	$12,626,713
French Republic Government Bond OAT,
1.850%, Due 7/25/2027, Series OATEA B	EUR	558,315	766,886
0.100%, Due 3/1/2029, Series OATEA B	EUR	2,010,640	2,462,555
0.100%, Due 3/1/2028, Series OATIA B	EUR	5,713,125	6,861,556
United Kingdom Gilt Inflation Linked,
0.125%, Due 3/22/2026, Series 3MOA B	GBP	1,121,150	1,692,540
0.125%, Due 8/10/2028, Series 3MOA B	GBP	5,183,900	8,414,709
0.125%, Due 3/22/2029, Series 3MOA B	GBP	3,658,110	6,027,767

Total Foreign Sovereign Obligations (Cost $38,977,760)			38,852,726

U.S. TREASURY OBLIGATIONS - 25.17%
United States Treasury Inflation Indexed Bonds, 0.875%, Due 1/15/2029A		$1,016,060	1,077,574
United States Treasury Inflation Protected Security,
0.625%, Due 4/15/2023A		1,032,870	1,041,004
0.500%, Due 4/15/2024A		9,155,160	9,264,736
0.750%, Due 7/15/2028A		7,154,490	7,506,105
0.875%, Due 1/15/2029A		7,112,420	7,543,020

Total U.S. Treasury Obligations (Cost $26,331,061)			26,432,439

	Shares
SHORT-TERM INVESTMENTS - 14.72%
Investment Companies - 1.44%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.88%C D		1,517,474	1,517,474

	Principal Amount*
U.S. Treasury Obligations - 13.28%
U.S. Treasury Bills,
1.874%, Due 12/12/2019		$4,500,000	4,484,010
1.918%, Due 12/19/2019		9,500,000	9,464,033

			13,948,043

Total Short-Term Investments (Cost $15,461,480)			15,465,517

TOTAL INVESTMENTS - 76.89% (Cost $80,770,301)			80,750,682
OTHER ASSETS, NET OF LIABILITIES - 23.11%			24,267,193

TOTAL NET ASSETS - 100.00%			$105,017,875

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A Inflation-Indexed Note.

B Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

E  All or a portion represents positions held by the American Beacon Cayman TargetRisk Fund, Ltd.

GILT - Bank of England Bonds.

OAT - Obligations Assimilables du Trésor.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Long Futures Contracts Open on September 30, 2019:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index Futures	13	October 2019	$1,630,047	$1,644,070	$14,023
BIST 30 Index Futures	195	October 2019	429,675	455,213	25,538
CAC 40 Index Futures	35	October 2019	2,132,662	2,165,295	32,633
DAX Index Futures	6	December 2019	2,015,011	2,029,106	14,095
Euro Stoxx 50 Index Futures	69	December 2019	2,635,363	2,673,594	38,231
FTSE 100 Index Futures	133	December 2019	11,941,203	12,074,244	133,041
FTSE China A50 Index Futures	13	October 2019	179,025	176,670	(2,355)
FTSE/JSE Top 40 Index Futures	14	December 2019	473,249	455,931	(17,318)
FTSE/MIB Index Futures	11	December 2019	1,301,899	1,322,796	20,897
Hang Seng China Enterprises Index Futures	14	October 2019	912,209	911,875	(334)
Hang Seng Index Futures	5	October 2019	829,237	830,665	1,428
IBEX 35 Index Futures	10	October 2019	981,582	1,006,297	24,715
KOSPI 200 Index Futures	31	December 2019	1,744,988	1,776,251	31,263
MSCI SING IX ETS Futures	22	October 2019	572,454	571,827	(627)
MSCI Taiwan Stock Index Futures	13	October 2019	523,958	529,230	5,272
NASDAQ 100 E-Mini Futures	28	December 2019	4,429,571	4,351,480	(78,091)
Nikkei 225 (SGX) Futures	35	December 2019	3,473,078	3,518,613	45,535
OMXS30 Index Futures	33	October 2019	554,322	552,372	(1,950)
S&P 500 E-Mini Index Futures	62	December 2019	9,328,546	9,233,350	(95,196)
S&P/TSX 60 Index Futures	22	December 2019	3,314,289	3,308,178	(6,111)
SGX NIFTY 50 Index Futures	5	October 2019	115,998	115,380	(618)
SPI 200 Futures	6	December 2019	674,550	676,502	1,952
TOPIX Index Futures	12	December 2019	1,719,152	1,762,405	43,253

			$51,912,068	$52,141,344	$229,276

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Canadian 10-Year Bond Futures	19	December 2019	$2,063,769	$2,045,062	$(18,707)
Euro OAT Futures	28	December 2019	5,220,124	5,197,624	(22,500)
Euro-Bobl Futures	63	December 2019	9,341,862	9,314,661	(27,201)
Euro-BTP Futures	20	December 2019	3,169,139	3,179,167	10,028
Euro-Bund Futures	52	December 2019	9,926,070	9,876,040	(50,030)
Euro-Buxl Futures	4	December 2019	955,061	948,257	(6,804)
Japanese 10-Year Government Bond Futures	14	December 2019	20,055,464	20,071,954	16,490
Korea 10-Year Government Bond Futures	12	December 2019	1,332,014	1,332,575	561
Korea 3-Year Government Bond Futures	17	December 2019	1,574,532	1,575,145	613
Long GILT Futures	125	December 2019	20,523,278	20,631,841	108,563
U.S. Long Bond Futures	51	December 2019	8,350,361	8,277,938	(72,423)
U.S. Treasury 10-Year Note Futures	96	December 2019	12,595,909	12,510,000	(85,909)
U.S. Treasury 2-Year Note Futures	22	December 2019	4,747,161	4,741,000	(6,161)
U.S. Treasury 5-Year Note Futures	78	December 2019	9,324,388	9,293,578	(30,810)
U.S. Ultra Bond Futures	27	December 2019	5,242,310	5,181,469	(60,841)

			$114,421,442	$114,176,311	$(245,131)

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Centrally Cleared Swap Agreements Outstanding on September 30, 2019:

Credit Default Swaps on Credit Indices - Buy Protection(1)
Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 9/30/2019 (3) (%)	Curr	Notional Amount (4) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
iTraxx Europe Senior Financials	1.00	Quarterly	6/20/2024	0.5530	EUR	25,000	$(709,273)	$(679,498)	$29,775
iTraxx Europe Senior Financials	5.00	Quarterly	6/20/2024	2.3253	EUR	5,000	(620,715)	(552,165)	68,550
Markit CDX NA.HY-31 5-Year Index Version 1	1.00	Quarterly	6/20/2024	3.2772	USD	35,000	(772,241)	(748,151)	24,090
Markit CDX NA.HY-31 5-Year Index Version 1	5.00	Quarterly	6/20/2024	3.2772	USD	15,000	(1,059,604)	(1,059,615)	(11)

							$(3,161,833)	$(3,039,429)	$122,404

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 9/30/2019(3) (%)	Curr	Notional Amount (4) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Markit CDX NA.IG-31 5-Year Index Version 1	5.00	Quarterly	6/20/2024	3.5017	USD	15,000	$1,044,886	$1,116,624	$71,738
iTraxx Europe Senior Financials	1.00	Quarterly	12/20/2024	3.2772	EUR	25,000	668,876	645,743	(23,133)
iTraxx Europe Senior Financials	5.00	Quarterly	12/20/2024	2.3253	EUR	5,000	792,740	714,708	(78,032)
Markit CDX NA.IG-31 5-Year Index Version 1	1.00	Quarterly	12/20/2024	0.5988	USD	35,000	724,459	698,395	(26,064)
Markit CDX NA.IG-31 5-Year Index Version 1	5.00	Quarterly	12/20/2024	3.5017	USD	15,000	1,005,000	1,005,000	—

							$4,235,961	$4,180,470	$(55,491)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

OTC Swap Agreements Outstanding on September 30, 2019:

Total Return Swap Agreements

Pay/Receive Floating Rate	Description	Reference Entity	Counter- party	Floating Rate	Payment Frequency	Expiration Date	Reference Quantity	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	1-Month USD-LIBOR	BBUXALC INDEX	JPM	0.000%	Monthly	10/4/2019	121,000	13,548,430	$866	$(446,158)

									$866	$(446,158)

Forward Foreign Currency Contracts Open on September 30, 2019:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	132,107	USD	133,386	10/17/2019	SSB	$—	$(1,279)	$(1,279)
GBP	674,675	USD	683,480	10/17/2019	SSB	—	(8,805)	(8,805)
EUR	1,418,575	USD	1,429,135	10/17/2019	SSB	—	(10,560)	(10,560)
USD	11,492,484	EUR	11,364,380	10/17/2019	SSB	128,104	—	128,104
USD	11,179,095	GBP	11,086,733	10/17/2019	SSB	92,362	—	92,362
USD	8,262,835	EUR	8,170,731	10/17/2019	SSB	92,104	—	92,104
USD	1,921,717	GBP	1,911,401	10/17/2019	SSB	10,316	—	10,316
USD	1,892,014	GBP	1,871,405	10/17/2019	SSB	20,609	—	20,609
USD	1,805,489	GBP	1,786,515	10/17/2019	SSB	18,974	—	18,974
USD	1,576,606	EUR	1,556,952	10/17/2019	SSB	19,654	—	19,654
USD	1,420,989	EUR	1,419,360	10/17/2019	SSB	1,629	—	1,629
USD	807,199	GBP	806,409	10/17/2019	SSB	790	—	790
USD	628,557	EUR	620,768	10/17/2019	SSB	7,789	—	7,789
USD	622,724	EUR	614,435	10/17/2019	SSB	8,289	—	8,289
USD	595,839	EUR	588,455	10/17/2019	SSB	7,384	—	7,384
USD	538,141	EUR	533,520	10/17/2019	SSB	4,621	—	4,621
USD	194,484	GBP	195,026	10/17/2019	SSB	—	(542)	(542)
USD	163,634	EUR	163,446	10/17/2019	SSB	188	—	188
USD	105,728	GBP	105,160	10/17/2019	SSB	568	—	568
USD	76,143	GBP	75,824	10/17/2019	SSB	319	—	319
USD	75,535	ZAR	75,188	10/17/2019	SSB	347	—	347
USD	75,222	EUR	74,239	10/17/2019	SSB	983	—	983
USD	41,775	GBP	41,843	10/17/2019	SSB	—	(68)	(68)
USD	30,370	HKD	30,363	10/17/2019	SSB	7	—	7
USD	14,281	EUR	14,074	10/17/2019	SSB	207	—	207
USD	13,541	EUR	13,348	10/17/2019	SSB	193	—	193
USD	9,616	SGD	9,577	10/17/2019	SSB	39	—	39
USD	7,112	HKD	7,112	10/17/2019	SSB	—	—	—
USD	5,443	ZAR	5,375	10/17/2019	SSB	68	—	68
USD	4,644	ZAR	4,596	10/17/2019	SSB	48	—	48
USD	4,423	TRY	4,506	10/17/2019	SSB	—	(83)	(83)
USD	3,279	HKD	3,279	10/17/2019	SSB	—	—	—
USD	2,414	TRY	2,438	10/17/2019	SSB	—	(24)	(24)
USD	2,325	HKD	2,325	10/17/2019	SSB	—	—	—

						$415,592	$(21,361)	$394,231

* All Values denominated in USD

Glossary:

Counterparty Abbreviations:

JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Currency Abbreviations:
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
BIST 30	Bora Instanbul 30 Index.
CAC40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE China A50	Financial Times Stock Exchange China A50 Index.
FTSE/JFE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
FTSE/MIB	Borsa Italiana - Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
IBEX	Bolsa de Madrid - Spanish Stock Market Index.
KOSPI	South Korean Stock Market Index.
MSCI	Morgan Stanley Capital International.
MSCI SING IX ETS	Morgan Stanley Capital International Singapore Exchange-Traded Funds.
NASDAQ	National Association of Securities Dealers Automated Quotations.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index.
S&P/TSX	Canadian Equity Market Index.
SGX NIFTY	Singapore Stock Exchange NIFTY.
SPI 200	Australian Equity Market Index Future.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:
JSE	Johannesburg Stock Exchange.
SGX	Singapore Stock Exchange.
OTC	Over-the-Counter.

Other Abbreviations:
Bobl	Medium term debt that is issued by the Federal Republic of Germany.
BTP	Buoni del Tesoro Poliennali.
Bund	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
CDX	Credit Default Swap Index.
GILT	Bank of England Bonds.
iTraxx	Credit Default Swap Index.
LIBOR	London Interbank Offered Rate.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2019, the investments were classified as described below:

AHL TargetRisk Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Sovereign Obligations	$—	$38,852,726	$—	$38,852,726
U.S. Treasury Obligations	—	26,432,439	—	26,432,439
Short-Term Investments
Investment Companies	1,517,474	—	—	1,517,474
U.S. Treasury Obligations	—	13,948,043	—	13,948,043

Total Investments in Securities - Assets	$1,517,474	$79,233,208	$—	$80,750,682

Financial Derivative Instruments - Assets
Futures Contracts	$568,131	$—	$—	$568,131
Swap Contract Agreements	—	194,153	—	194,153
Forward Foreign Currency Contracts	—	415,592	—	415,592

Total Financial Derivative Instruments - Assets	$568,131	$609,745	$—	$1,177,876

Financial Derivative Instruments - Liabilities
Futures Contracts	$(583,986)	$—	$—	$(583,986)
Swap Contract Agreements	—	(573,398)	—	(573,398)
Forward Foreign Currency Contracts	—	(21,361)	—	(21,361)

Total Financial Derivative Instruments - Liabilities	$(583,986)	$(594,759)	$—	$(1,178,745)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.31%
Communication Services - 2.26%
Entertainment - 0.43%
Cinemark Holdings, Inc.	4,750	$183,540

Media - 1.83%
Nexstar Media Group, Inc., Class A	7,714	789,219

Total Communication Services		972,759

Consumer Discretionary - 7.79%
Auto Components - 1.32%
LCI Industries	6,195	569,011

Automobiles - 0.52%
Winnebago Industries, Inc.	5,800	222,430

Hotels, Restaurants & Leisure - 2.60%
Marriott Vacations Worldwide Corp.	3,589	371,856
Ruth’s Hospitality Group, Inc.	8,293	169,301
Texas Roadhouse, Inc.	10,934	574,254

		1,115,411

Household Durables - 0.27%
Hooker Furniture Corp.	5,477	117,427

Leisure Products - 1.83%
Brunswick Corp.	8,475	441,717
Johnson Outdoors, Inc., Class A	5,898	345,387

		787,104

Specialty Retail - 0.70%
Winmark Corp.	1,710	301,627

Textiles, Apparel & Luxury Goods - 0.55%
Superior Group of Cos., Inc.	14,669	236,464

Total Consumer Discretionary		3,349,474

Consumer Staples - 9.71%
Food Products - 7.12%
Calavo Growers, Inc.A	10,993	1,046,313
J&J Snack Foods Corp.	6,499	1,247,808
Lancaster Colony Corp.	5,532	767,012

		3,061,133

Personal Products - 2.59%
Inter Parfums, Inc.	15,945	1,115,672

Total Consumer Staples		4,176,805

Energy - 1.12%
Oil, Gas & Consumable Fuels - 1.12%
World Fuel Services Corp.	12,055	481,477

Financials - 12.67%
Banks - 6.08%
First Financial Bancorp	38,178	934,407
First Interstate BancSystem, Inc., Class A	19,895	800,575
Glacier Bancorp, Inc.	6,872	278,041
S&T Bancorp, Inc.	10,480	382,834

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.31% (continued)
Financials - 12.67% (continued)
Banks - 6.08% (continued)
TCF Financial Corp.	5,800	$220,806

		2,616,663

Capital Markets - 1.60%
Evercore, Inc., Class A	8,596	688,540

Insurance - 4.99%
Horace Mann Educators Corp.	18,923	876,703
Kinsale Capital Group, Inc.	12,269	1,267,510

		2,144,213

Total Financials		5,449,416

Health Care - 17.64%
Health Care Equipment & Supplies - 9.05%
Atrion Corp.	821	639,699
Cantel Medical Corp.	7,561	565,563
CONMED Corp.	9,662	929,001
LeMaitre Vascular, Inc.	27,091	925,970
Mesa Laboratories, Inc.A	3,495	831,006

		3,891,239

Health Care Providers & Services - 5.58%
Chemed Corp.	3,099	1,294,050
US Physical Therapy, Inc.	8,475	1,106,411

		2,400,461

Health Care Technology - 1.94%
Simulations Plus, Inc.	24,055	834,709

Life Sciences Tools & Services - 0.48%
Luminex Corp.	10,104	208,648

Pharmaceuticals - 0.59%
Phibro Animal Health Corp., Class A	11,877	253,336

Total Health Care		7,588,393

Industrials - 19.85%
Aerospace & Defense - 2.90%
BWX Technologies, Inc.	18,106	1,035,844
Curtiss-Wright Corp.	1,650	213,461

		1,249,305

Building Products - 3.41%
AAON, Inc.	8,507	390,812
Simpson Manufacturing Co., Inc.	7,641	530,056
Universal Forest Products, Inc.	13,668	545,080

		1,465,948

Commercial Services & Supplies - 5.68%
MSA Safety, Inc.	7,744	844,948
Ritchie Bros Auctioneers, Inc.	16,794	670,080
Tetra Tech, Inc.	10,689	927,378

		2,442,406

Machinery - 4.74%
Federal Signal Corp.	32,680	1,069,943

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.31% (continued)
Industrials - 19.85% (continued)
Machinery - 4.74% (continued)
John Bean Technologies Corp.	9,750	$969,443

		2,039,386

Professional Services - 1.74%
Barrett Business Services, Inc.	8,442	749,818

Road & Rail - 0.99%
Landstar System, Inc.	3,768	424,201

Trading Companies & Distributors - 0.39%
MSC Industrial Direct Co., Inc., Class A	2,302	166,964

Total Industrials		8,538,028

Information Technology - 18.40%
Electronic Equipment, Instruments & Components - 1.44%
SYNNEX Corp.	5,497	620,611

IT Services - 5.92%
CSG Systems International, Inc.	23,145	1,196,133
Hackett Group, Inc.	32,193	529,897
ManTech International Corp., Class A	11,481	819,858

		2,545,888

Semiconductors & Semiconductor Equipment - 4.55%
Brooks Automation, Inc.	13,364	494,869
Cabot Microelectronics Corp.	2,016	284,680
Monolithic Power Systems, Inc.	2,821	439,032
Power Integrations, Inc.	5,861	530,010
Silicon Motion Technology Corp., ADRA	5,934	209,767

		1,958,358

Software - 6.49%
Blackbaud, Inc.	7,319	661,199
LogMeIn, Inc.	3,372	239,277
Pegasystems, Inc.	13,819	940,383
Progress Software Corp.	16,400	624,184
QAD, Inc., Class A	7,046	325,384

		2,790,427

Total Information Technology		7,915,284

Materials - 3.80%
Chemicals - 3.80%
Balchem Corp.	7,714	765,152
PolyOne Corp.	9,537	311,383
Stepan Co.	5,770	560,036

		1,636,571

Total Materials		1,636,571

Real Estate - 2.64%
Equity Real Estate Investment Trusts (REITs) - 2.12%
CoreSite Realty Corp.	5,740	699,419
First Industrial Realty Trust, Inc.	5,351	211,685

		911,104

Real Estate Management & Development - 0.52%
RE/MAX Holdings, Inc., Class A	7,023	225,860

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.31% (continued)
Real Estate - 2.64% (continued)
Total Real Estate		$1,136,964

Utilities - 3.43%
Gas Utilities - 3.43%
Chesapeake Utilities Corp.	6,074	578,974
ONE Gas, Inc.	9,325	896,226

		1,475,200

Total Utilities		1,475,200

Total Common Stocks (Cost $36,042,335)		42,720,371

SHORT-TERM INVESTMENTS - 0.72%
Investment Companies - 0.61%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.88%B C	261,461	261,461

	Principal Amount
U.S. Treasury Obligations - 0.11%
U.S. Treasury Bill, 1.870%, Due 2/13/2020	$50,000	49,667

Total Short-Term Investments (Cost $311,118)		311,128

TOTAL INVESTMENTS - 100.03% (Cost $36,353,453)		43,031,499
LIABILITIES, NET OF OTHER ASSETS - (0.03%)		(14,712)

TOTAL NET ASSETS - 100.00%		$43,016,787

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash or U.S. Treasury, at September 30, 2019.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

ADR - American Depositary Receipt.

Long Futures Contracts Open on September 30, 2019:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	4	December 2019	$316,703	$305,000	$(11,703)

			$316,703	$305,000	$(11,703)

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2019, the investments were classified as described below:

Bahl & Gaynor Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$42,720,371	$—	$—	$42,720,371
Short-Term Investments	261,461	49,667	—	311,128

Total Investments in Securities - Assets	$42,981,832	$49,667	$—	$43,031,499

Financial Derivative Instruments - Liabilities
Futures Contracts	$(11,703)	$—	$—	$(11,703)

Total Financial Derivative Instruments - Liabilities	$(11,703)	$—	$—	$(11,703)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.85%
Communication Services - 5.06%
Entertainment - 2.26%
Walt Disney Co.	32,100	$4,183,272

Interactive Media & Services - 1.71%
Match Group, Inc.A	23,000	1,643,120
TripAdvisor, Inc.B	39,500	1,527,860

		3,170,980

Media - 1.09%
Altice USA, Inc., Class AB	70,300	2,016,204

Total Communication Services		9,370,456

Consumer Discretionary - 19.21%
Hotels, Restaurants & Leisure - 3.07%
Starbucks Corp.	44,100	3,899,322
Yum! Brands, Inc.	15,800	1,792,194

		5,691,516

Internet & Direct Marketing Retail - 5.16%
Amazon.com, Inc.B	3,600	6,249,276
eBay, Inc.	50,200	1,956,796
Wayfair, Inc., Class AA B	12,000	1,345,440

		9,551,512

Multiline Retail - 1.24%
Dollar General Corp.	14,500	2,304,630

Specialty Retail - 6.72%
AutoZone, Inc.B	1,700	1,843,854
Best Buy Co., Inc.	35,600	2,456,044
Burlington Stores, Inc.B	10,600	2,118,092
O’Reilly Automotive, Inc.B	10,100	4,024,951
TJX Cos., Inc.	36,000	2,006,640

		12,449,581

Textiles, Apparel & Luxury Goods - 3.02%
Lululemon Athletica, Inc.B	29,000	5,583,370

Total Consumer Discretionary		35,580,609

Consumer Staples - 5.40%
Food & Staples Retailing - 1.23%
Costco Wholesale Corp.	7,900	2,276,069

Food Products - 2.65%
Hershey Co.	14,800	2,293,852
McCormick & Co., Inc.	16,700	2,610,210

		4,904,062

Household Products - 1.52%
Church & Dwight Co., Inc.	37,500	2,821,500

Total Consumer Staples		10,001,631

Financials - 8.88%
Capital Markets - 1.36%
Charles Schwab Corp.	33,300	1,392,939

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.85% (continued)
Financials - 8.88% (continued)
Capital Markets - 1.36% (continued)
Intercontinental Exchange, Inc.	12,300	$1,134,921

		2,527,860

Consumer Finance - 2.96%
Capital One Financial Corp.	19,100	1,737,718
Santander Consumer USA Holdings, Inc.	79,000	2,015,290
Synchrony Financial	50,600	1,724,954

		5,477,962

Diversified Financial Services - 1.08%
Berkshire Hathaway, Inc., Class BB	9,600	1,996,992

Insurance - 3.48%
Athene Holding Ltd., Class AB	47,800	2,010,468
Erie Indemnity Co., Class A	4,200	779,730
Marsh & McLennan Cos., Inc.	17,500	1,750,875
Progressive Corp.	24,600	1,900,350

		6,441,423

Total Financials		16,444,237

Health Care - 11.99%
Biotechnology - 3.02%
Amgen, Inc.	9,100	1,760,941
Biogen, Inc.B	8,000	1,862,560
Incyte Corp.B	26,500	1,967,095

		5,590,596

Health Care Equipment & Supplies - 3.40%
ABIOMED, Inc.B	7,000	1,245,230
Align Technology, Inc.B	16,000	2,894,720
Insulet Corp.B	13,100	2,160,583

		6,300,533

Health Care Providers & Services - 2.75%
Centene Corp.B	38,600	1,669,836
UnitedHealth Group, Inc.	15,800	3,433,656

		5,103,492

Pharmaceuticals - 2.82%
Merck & Co., Inc.	40,300	3,392,454
Zoetis, Inc.	14,700	1,831,473

		5,223,927

Total Health Care		22,218,548

Industrials - 13.40%
Aerospace & Defense - 2.39%
Boeing Co.	5,800	2,206,726
HEICO Corp., Class A	22,800	2,218,668

		4,425,394

Airlines - 4.15%
Alaska Air Group, Inc.	29,800	1,934,318
Delta Air Lines, Inc.	50,000	2,880,000
United Continental Holdings, Inc.B	32,500	2,873,325

		7,687,643

Commercial Services & Supplies - 1.96%
Waste Management, Inc.	31,600	3,634,000

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.85% (continued)
Industrials - 13.40% (continued)
Road & Rail - 3.00%
CSX Corp.	40,500	$2,805,435
Union Pacific Corp.	17,000	2,753,660

		5,559,095

Trading Companies & Distributors - 1.90%
United Rentals, Inc.B	13,400	1,670,176
WW Grainger, Inc.	6,200	1,842,330

		3,512,506

Total Industrials		24,818,638

Information Technology - 29.89%
IT Services - 7.13%
Alliance Data Systems Corp.	6,900	884,097
EPAM Systems, Inc.B	13,700	2,497,784
Fidelity National Information Services, Inc.	17,600	2,336,576
Fiserv, Inc.B	31,700	3,283,803
VeriSign, Inc.B	22,300	4,206,449

		13,208,709

Semiconductors & Semiconductor Equipment - 5.08%
Advanced Micro Devices, Inc.A B	90,500	2,623,595
Micron Technology, Inc.B	110,900	4,752,065
Xilinx, Inc.	21,200	2,033,080

		9,408,740

Software - 13.19%
Atlassian Corp. PLC, Class AB	13,000	1,630,720
Cadence Design Systems, Inc.B	48,400	3,198,272
Fair Isaac Corp.B	6,200	1,881,824
Fortinet, Inc.B	21,300	1,634,988
Intuit, Inc.	23,700	6,302,778
Paycom Software, Inc.B	8,700	1,822,563
RingCentral, Inc., Class AB	16,400	2,060,824
salesforce.com, Inc.B	16,434	2,439,463
ServiceNow, Inc.B	8,000	2,030,800
VMware, Inc., Class A	9,500	1,425,570

		24,427,802

Technology Hardware, Storage & Peripherals - 4.49%
Apple, Inc.	26,200	5,868,014
Dell Technologies, Inc., Class CB	47,253	2,450,541

		8,318,555

Total Information Technology		55,363,806

Materials - 1.52%
Chemicals - 1.52%
CF Industries Holdings, Inc.	36,400	1,790,880
Westlake Chemical Corp.	15,800	1,035,216

		2,826,096

Total Materials		2,826,096

Real Estate - 2.50%
Equity Real Estate Investment Trusts (REITs) - 2.50%
Alexandria Real Estate Equities, Inc.	14,300	2,202,772

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.85% (continued)
Real Estate - 2.50% (continued)
Equity Real Estate Investment Trusts (REITs) - 2.50% (continued)
Equity LifeStyle Properties, Inc.	18,200	$2,431,520

		4,634,292

Total Real Estate		4,634,292

Total Common Stocks (Cost $153,905,977)		181,258,313

SHORT-TERM INVESTMENTS - 2.31%
Investment Companies - 2.22%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.88%C D	4,114,121	4,114,121

	Principal Amount
U.S. Treasury Obligations - 0.09%
U.S. Treasury Bill, 1.870%, Due 2/13/2020	$170,000	168,868

Total Short-Term Investments (Cost $4,282,954)		4,282,989

	Shares
SECURITIES LENDING COLLATERAL - 0.20% (Cost $371,036)
Investment Companies - 0.20%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.88%C D	371,036	371,036

TOTAL INVESTMENTS - 100.36% (Cost $158,559,967)		185,912,338
LIABILITIES, NET OF OTHER ASSETS - (0.36%)		(675,978)

TOTAL NET ASSETS - 100.00%		$185,236,360

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash or U.S. Treasury, at September 30, 2019.
B	Non-income producing security.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC	- Public Limited Company.

Long Futures Contracts Open on September 30, 2019:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	27	December 2019	$4,059,544	$4,020,975	$(38,569)

			$4,059,544	$4,020,975	$(38,569)

Index Abbreviations:

S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index.

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2019, the investments were classified as described below:

Bridgeway Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$181,258,313	$—	$—	$181,258,313
Short-Term Investments	4,114,121	168,868	—	4,282,989
Securities Lending Collateral	371,036	—	—	371,036

Total Investments in Securities - Assets	$185,743,470	$168,868	$—	$185,912,338

Financial Derivative Instruments - Liabilities
Futures Contracts	$(38,569)	$—	$—	$(38,569)

Total Financial Derivative Instruments - Liabilities	$(38,569)	$—	$—	$(38,569)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.23%
Communication Services - 7.94%
Diversified Telecommunication Services - 2.57%
AT&T, Inc.	1,283,600	$48,571,424
CenturyLink, Inc.	3,662,400	45,706,752

		94,278,176

Entertainment - 1.42%
Walt Disney Co.	400,000	52,128,000

Media - 3.95%
Charter Communications, Inc., Class AA	51,800	21,347,816
Comcast Corp., Class A	1,098,900	49,538,412
Discovery, Inc., Class AA B	1,349,800	35,945,174
DISH Network Corp., Class AA	1,121,300	38,202,691

		145,034,093

Total Communication Services		291,440,269

Consumer Discretionary - 10.40%
Auto Components - 0.98%
Lear Corp.	304,700	35,924,130

Automobiles - 1.76%
Ford Motor Co.	2,102,840	19,262,014
General Motors Co.	1,204,980	45,162,651

		64,424,665

Hotels, Restaurants & Leisure - 2.30%
McDonald’s Corp.	207,900	44,638,209
Yum! Brands, Inc.	349,831	39,681,330

		84,319,539

Household Durables - 1.02%
PulteGroup, Inc.	1,019,300	37,255,415

Internet & Direct Marketing Retail - 0.63%
eBay, Inc.	597,200	23,278,856

Multiline Retail - 1.53%
Kohl’s Corp.	695,200	34,523,632
Macy’s, Inc.B	1,400,400	21,762,216

		56,285,848

Specialty Retail - 2.18%
AutoZone, Inc.A	37,000	40,130,940
Best Buy Co., Inc.	578,000	39,876,220

		80,007,160

Total Consumer Discretionary		381,495,613

Consumer Staples - 8.01%
Food & Staples Retailing - 2.01%
Kroger Co.	1,148,000	29,595,440
Walgreens Boots Alliance, Inc.	796,100	44,032,291

		73,627,731

Food Products - 3.28%
Hershey Co.	275,100	42,637,749
Hormel Foods Corp.B	221,800	9,699,314
McCormick & Co., Inc.	148,300	23,179,290

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.23% (continued)
Consumer Staples - 8.01% (continued)
Food Products - 3.28% (continued)
Tyson Foods, Inc., Class A	523,100	$45,059,834

		120,576,187

Household Products - 2.72%
Church & Dwight Co., Inc.	378,600	28,485,864
Clorox Co.	25,000	3,796,750
Procter & Gamble Co.	542,400	67,463,712

		99,746,326

Total Consumer Staples		293,950,244

Energy - 6.55%
Oil, Gas & Consumable Fuels - 6.55%
ConocoPhillips	988,700	56,336,126
Devon Energy Corp.	962,400	23,155,344
HollyFrontier Corp.	729,700	39,141,108
Marathon Petroleum Corp.	1,057,800	64,261,350
Phillips 66	560,000	57,344,000

		240,237,928

Total Energy		240,237,928

Financials - 29.46%
Banks - 7.21%
Bank of America Corp.	2,235,800	65,218,286
Citigroup, Inc.	841,500	58,130,820
Fifth Third Bancorp	1,852,100	50,710,498
Regions Financial Corp.	3,150,900	49,847,238
Wells Fargo & Co.	805,600	40,634,464

		264,541,306

Capital Markets - 4.42%
Ameriprise Financial, Inc.	314,600	46,277,660
Franklin Resources, Inc.	1,340,800	38,695,488
Intercontinental Exchange, Inc.	300,000	27,681,000
Morgan Stanley	1,156,400	49,343,588

		161,997,736

Consumer Finance - 6.21%
Ally Financial, Inc.	1,144,100	37,938,356
American Express Co.	308,500	36,489,380
Capital One Financial Corp.	618,600	56,280,228
Discover Financial Services	492,936	39,972,180
Synchrony Financial	1,671,700	56,988,253

		227,668,397

Diversified Financial Services - 1.28%
Voya Financial, Inc.	864,500	47,063,380

Insurance - 10.34%
Aflac, Inc.	754,300	39,464,976
Allstate Corp.	352,800	38,342,304
American Financial Group, Inc.	258,800	27,911,580
Cincinnati Financial Corp.	199,300	23,252,331
Erie Indemnity Co., Class A	33,000	6,126,450
Loews Corp.	706,200	36,355,176
MetLife, Inc.	545,300	25,716,348
Principal Financial Group, Inc.	848,000	48,454,720
Prudential Financial, Inc.	476,900	42,897,155
Reinsurance Group of America, Inc.	211,200	33,766,656

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.23% (continued)
Financials - 29.46% (continued)
Insurance - 10.34% (continued)
Travelers Cos., Inc.	385,100	$57,260,519

		379,548,215

Total Financials		1,080,819,034

Health Care - 8.90%
Biotechnology - 2.74%
Amgen, Inc.	272,400	52,712,124
Biogen, Inc.A	204,300	47,565,126

		100,277,250

Health Care Providers & Services - 0.61%
HCA Healthcare, Inc.	186,400	22,446,288

Pharmaceuticals - 5.55%
Jazz Pharmaceuticals PLCA	321,000	41,132,940
Merck & Co., Inc.	787,000	66,249,660
Mylan N.V.A	1,742,100	34,458,738
Pfizer, Inc.	1,722,200	61,878,646

		203,719,984

Total Health Care		326,443,522

Industrials - 8.72%
Airlines - 2.50%
American Airlines Group, Inc.	811,852	21,895,649
Delta Air Lines, Inc.	446,900	25,741,440
United Continental Holdings, Inc.A	497,800	44,010,498

		91,647,587

Commercial Services & Supplies - 2.62%
Republic Services, Inc.	630,900	54,604,395
Waste Management, Inc.	362,300	41,664,500

		96,268,895

Electrical Equipment - 0.45%
AMETEK, Inc.	178,700	16,408,234

Professional Services - 0.43%
IHS Markit Ltd.A	236,300	15,803,744

Road & Rail - 2.72%
Norfolk Southern Corp.	344,700	61,928,802
Union Pacific Corp.	233,700	37,854,726

		99,783,528

Total Industrials		319,911,988

Information Technology - 8.96%
Communications Equipment - 0.54%
Cisco Systems, Inc.	277,900	13,731,039
Juniper Networks, Inc.	244,200	6,043,950

		19,774,989

Electronic Equipment, Instruments & Components - 1.45%
Corning, Inc.	1,857,800	52,984,456

IT Services - 2.17%
Amdocs Ltd.	712,600	47,109,986
DXC Technology Co.	349,300	10,304,350

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.23% (continued)
Information Technology - 8.96% (continued)
IT Services - 2.17% (continued)
Fidelity National Information Services, Inc.	167,900	$22,290,404

		79,704,740

Semiconductors & Semiconductor Equipment - 2.15%
Intel Corp.	228,300	11,764,299
Micron Technology, Inc.A	944,200	40,458,970
QUALCOMM, Inc.	350,700	26,751,396

		78,974,665

Software - 0.54%
Oracle Corp.	362,600	19,953,878

Technology Hardware, Storage & Peripherals - 2.11%
Hewlett Packard Enterprise Co.	1,924,900	29,200,733
Western Digital Corp.	807,000	48,129,480

		77,330,213

Total Information Technology		328,722,941

Materials - 4.47%
Chemicals - 3.50%
Air Products & Chemicals, Inc.	267,500	59,347,550
CF Industries Holdings, Inc.	150,000	7,380,000
LyondellBasell Industries N.V., Class A	689,300	61,671,671

		128,399,221

Metals & Mining - 0.97%
Freeport-McMoRan, Inc.	3,721,200	35,611,884

Total Materials		164,011,105

Real Estate - 4.87%
Equity Real Estate Investment Trusts (REITs) - 4.87%
Alexandria Real Estate Equities, Inc.	400,500	61,693,020
Host Hotels & Resorts, Inc.	642,000	11,100,180
Prologis, Inc.	227,300	19,370,506
Realty Income Corp.	614,800	47,142,864
Sun Communities, Inc.	263,900	39,175,955

		178,482,525

Total Real Estate		178,482,525

Utilities - 0.95%
Electric Utilities - 0.66%
American Electric Power Co., Inc.	112,424	10,533,005
Southern Co.	223,300	13,793,241

		24,326,246

Independent Power & Renewable Electricity Producers - 0.29%
AES Corp.	641,400	10,480,476

Total Utilities		34,806,722

Total Common Stocks (Cost $3,258,412,915)		3,640,321,891

SHORT-TERM INVESTMENTS - 0.44%
Investment Companies - 0.38%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.88%C D	14,020,785	14,020,785

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Principal Amount	Fair Value
U.S. Treasury Obligations - 0.06%
U.S. Treasury Bill, 1.870%, Due 2/13/2020	$2,200,000	$2,185,356

Total Short-Term Investments (Cost $16,205,688)		16,206,141

TOTAL INVESTMENTS - 99.67% (Cost $3,274,618,603)		3,656,528,032
OTHER ASSETS, NET OF LIABILITIES - 0.33%		12,099,586

TOTAL NET ASSETS - 100.00%		$3,668,627,618

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash or U.S. Treasury, at September 30, 2019.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC - Public Limited Company.

Long Futures Contracts Open on September 30, 2019:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	125	December 2019	$18,536,586	$18,615,625	$79,039

			$18,536,586	$18,615,625	$79,039

Index Abbreviations:

S&P 500                     Standard & Poor’s U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2019, the investments were classified as described below:

Bridgeway Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,640,321,891	$—	$—	$3,640,321,891
Short-Term Investments	14,020,785	2,185,356	—	16,206,141

Total Investments in Securities - Assets	$3,654,342,676	$2,185,356	$—	$3,656,528,032

Financial Derivative Instruments - Assets
Futures Contracts	$79,039	$—	$—	$79,039

Total Financial Derivative Instruments - Assets	$79,039	$—	$—	$79,039

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 88.64% (Cost $10,885,339)
Investment Companies - 88.64%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.88%A B	10,885,339	$10,885,339

TOTAL INVESTMENTS - 88.64% (Cost $10,885,339)		10,885,339
OTHER ASSETS, NET OF LIABILITIES - 11.36%		1,395,138

TOTAL NET ASSETS - 100.00%		$12,280,477

Percentages are stated as a percent of net assets.

A	The Fund is affiliated by having the same investment advisor.
B	7-day yield.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2019, the investments were classified as described below:

Ionic Strategic Arbitrage Fund	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$10,885,339	$—	$—	$10,885,339

Total Investments in Securities - Assets	$10,885,339	$—	$—	$10,885,339

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.54%
Communication Services - 5.77%
Entertainment - 4.41%
Electronic Arts, Inc.A	26,489	$2,591,154
Live Nation Entertainment, Inc.A	89,800	5,957,332
Spotify Technology S.A.A	23,013	2,623,482
Take-Two Interactive Software, Inc.A	23,739	2,975,446

		14,147,414

Interactive Media & Services - 1.36%
IAC/InterActiveCorp.A	20,090	4,379,018

Total Communication Services		18,526,432

Consumer Discretionary - 14.65%
Diversified Consumer Services - 2.09%
Bright Horizons Family Solutions, Inc.A	31,228	4,762,270
Grand Canyon Education, Inc.A	19,867	1,950,939

		6,713,209

Hotels, Restaurants & Leisure - 2.22%
Domino’s Pizza, Inc.	18,884	4,618,838
MGM Resorts International	90,834	2,517,918

		7,136,756

Internet & Direct Marketing Retail - 2.13%
GrubHub, Inc.A B	43,573	2,449,238
MercadoLibre, Inc.A	7,989	4,403,777

		6,853,015

Multiline Retail - 0.84%
Ollie’s Bargain Outlet Holdings, Inc.A B	45,759	2,683,308

Specialty Retail - 5.35%
Aaron’s, Inc.	64,855	4,167,582
Burlington Stores, Inc.A	30,663	6,127,080
Five Below, Inc.A	23,008	2,901,309
Ross Stores, Inc.	36,154	3,971,517

		17,167,488

Textiles, Apparel & Luxury Goods - 2.02%
Canada Goose Holdings, Inc.A B	52,115	2,291,497
Lululemon Athletica, Inc.A	21,704	4,178,671

		6,470,168

Total Consumer Discretionary		47,023,944

Consumer Staples - 2.32%
Beverages - 2.32%
Brown-Forman Corp., Class B	53,263	3,343,851
Monster Beverage Corp.A	70,486	4,092,417

		7,436,268

Total Consumer Staples		7,436,268

Energy - 2.05%
Energy Equipment & Services - 0.46%
Core Laboratories N.V.	31,909	1,487,598

Oil, Gas & Consumable Fuels - 1.59%
Cabot Oil & Gas Corp.	120,995	2,125,882
Parsley Energy, Inc., Class A	73,231	1,230,281

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.54% (continued)
Energy - 2.05% (continued)
Oil, Gas & Consumable Fuels - 1.59% (continued)
Pioneer Natural Resources Co.	13,872	$1,744,681

		5,100,844

Total Energy		6,588,442

Financials - 4.65%
Banks - 1.10%
SVB Financial GroupA	16,901	3,531,464

Capital Markets - 2.57%
MarketAxess Holdings, Inc.	17,146	5,615,315
Tradeweb Markets, Inc., Class A	71,148	2,631,053

		8,246,368

Consumer Finance - 0.98%
FirstCash, Inc.	34,543	3,166,557

Total Financials		14,944,389

Health Care - 19.54%
Biotechnology - 0.98%
Alexion Pharmaceuticals, Inc.A	17,968	1,759,786
Exelixis, Inc.A	77,986	1,379,182

		3,138,968

Health Care Equipment & Supplies - 9.88%
ABIOMED, Inc.A	9,765	1,737,096
Align Technology, Inc.A	9,047	1,636,783
DexCom, Inc.A	28,971	4,323,632
Hologic, Inc.A	65,099	3,286,849
IDEXX Laboratories, Inc.A	24,670	6,708,513
Insulet Corp.A	14,042	2,315,947
Intuitive Surgical, Inc.A	8,174	4,413,388
ResMed, Inc.	40,653	5,492,627
Varian Medical Systems, Inc.A	15,059	1,793,376

		31,708,211

Health Care Providers & Services - 1.41%
Acadia Healthcare Co., Inc.A B	64,373	2,000,713
Henry Schein, Inc.A	39,961	2,537,524

		4,538,237

Health Care Technology - 2.15%
Cerner Corp.	56,510	3,852,287
Veeva Systems, Inc., Class AA	19,924	3,042,195

		6,894,482

Life Sciences Tools & Services - 4.62%
ICON PLCA	29,059	4,281,553
Illumina, Inc.A	17,064	5,191,210
PRA Health Sciences, Inc.A	29,740	2,951,100
QIAGEN N.V.A	73,023	2,407,569

		14,831,432

Pharmaceuticals - 0.50%
Pacira BioSciences, Inc.A	42,218	1,607,239

Total Health Care		62,718,569

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.54% (continued)
Industrials - 15.57%
Aerospace & Defense - 2.91%
HEICO Corp., Class A	43,320	$4,215,469
L3 Harris Technologies, Inc.	24,505	5,112,724

		9,328,193

Air Freight & Logistics - 0.53%
CH Robinson Worldwide, Inc.B	20,085	1,702,806

Commercial Services & Supplies - 1.92%
Copart, Inc.A	76,834	6,172,075

Electrical Equipment - 1.42%
Rockwell Automation, Inc.	15,837	2,609,938
Sensata Technologies Holding PLCA	39,031	1,953,892

		4,563,830

Industrial Conglomerates - 1.05%
Roper Technologies, Inc.	9,453	3,370,940

Machinery - 0.67%
Middleby Corp.A	18,406	2,151,661

Professional Services - 5.36%
CoStar Group, Inc.A	11,971	7,101,197
IHS Markit Ltd.A	51,987	3,476,891
Verisk Analytics, Inc.	41,903	6,626,540

		17,204,628

Road & Rail - 0.92%
JB Hunt Transport Services, Inc.	26,648	2,948,601

Trading Companies & Distributors - 0.79%
Fastenal Co.	78,097	2,551,429

Total Industrials		49,994,163

Information Technology - 31.99%
Electronic Equipment, Instruments & Components - 5.21%
Cognex Corp.	72,970	3,585,016
FLIR Systems, Inc.	95,668	5,031,180
IPG Photonics Corp.A	18,655	2,529,618
Keysight Technologies, Inc.A	35,174	3,420,672
National Instruments Corp.	51,561	2,165,046

		16,731,532

IT Services - 8.19%
Euronet Worldwide, Inc.A	32,321	4,728,562
Fiserv, Inc.A	38,696	4,008,519
Global Payments, Inc.	34,930	5,553,870
Shopify, Inc., Class AA	12,712	3,961,822
Square, Inc., Class AA B	57,907	3,587,339
WEX, Inc.A	22,063	4,458,270

		26,298,382

Semiconductors & Semiconductor Equipment - 3.83%
Microchip Technology, Inc.B	52,644	4,891,154
NXP Semiconductors N.V.	15,865	1,731,189
ON Semiconductor Corp.A	69,720	1,339,321

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.54% (continued)
Information Technology - 31.99% (continued)
Semiconductors & Semiconductor Equipment - 3.83% (continued)
Xilinx, Inc.	45,028	$4,318,185

		12,279,849

Software - 14.76%
ANSYS, Inc.A	13,013	2,880,558
Aspen Technology, Inc.A	50,073	6,162,985
Autodesk, Inc.A	29,417	4,344,891
Cadence Design Systems, Inc.A	85,111	5,624,135
Coupa Software, Inc.A	6,279	813,570
DocuSign, Inc.A	48,023	2,973,584
Dropbox, Inc., Class AA	83,657	1,687,362
Envestnet, Inc.A	25,608	1,451,974
Fortinet, Inc.A	31,687	2,432,294
Guidewire Software, Inc.A	11,636	1,226,202
Palo Alto Networks, Inc.A	15,999	3,261,076
Proofpoint, Inc.A	23,469	3,028,674
PTC, Inc.A	34,074	2,323,165
RingCentral, Inc., Class AA	19,213	2,414,305
Splunk, Inc.A	30,448	3,588,602
Tyler Technologies, Inc.A	12,094	3,174,675

		47,388,052

Total Information Technology		102,697,815

Total Common Stocks (Cost $269,866,828)		309,930,022

SHORT-TERM INVESTMENTS - 3.33% (Cost $10,676,072)
Investment Companies - 3.33%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.88%C D	10,676,072	10,676,072

SECURITIES LENDING COLLATERAL - 0.69% (Cost $2,203,151)
Investment Companies - 0.69%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.88%C D	2,203,151	2,203,151

TOTAL INVESTMENTS - 100.56% (Cost $282,746,051)		322,809,245
LIABILITIES, NET OF OTHER ASSETS - (0.56%)		(1,787,876)

TOTAL NET ASSETS - 100.00%		$321,021,369

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash or U.S. Treasury, at September 30, 2019.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC - Public Limited Company.

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2019, the investments were classified as described below:

Stephens Mid-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$309,930,022	$—	$—	$309,930,022
Short-Term Investments	10,676,072	—	—	10,676,072
Securities Lending Collateral	2,203,151	—	—	2,203,151

Total Investments in Securities - Assets	$322,809,245	$—	$—	$322,809,245

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.37%
Communication Services - 2.33%
Entertainment - 1.05%
Rosetta Stone, Inc.A	98,943	$1,721,608
Take-Two Interactive Software, Inc.A	19,201	2,406,653

		4,128,261

Interactive Media & Services - 0.63%
ANGI Homeservices, Inc., Class AA B	350,656	2,484,398

Wireless Telecommunication Services - 0.65%
Boingo Wireless, Inc.A	227,837	2,528,991

Total Communication Services		9,141,650

Consumer Discretionary - 13.90%
Diversified Consumer Services - 3.72%
Bright Horizons Family Solutions, Inc.A	39,713	6,056,233
Chegg, Inc.A	162,211	4,858,219
Grand Canyon Education, Inc.A	37,652	3,697,426

		14,611,878

Hotels, Restaurants & Leisure - 1.02%
Wingstop, Inc.	45,680	3,986,951

Internet & Direct Marketing Retail - 0.54%
GrubHub, Inc.A B	37,691	2,118,611

Multiline Retail - 1.30%
Ollie’s Bargain Outlet Holdings, Inc.A B	87,077	5,106,195

Specialty Retail - 6.33%
Aaron’s, Inc.	127,904	8,219,111
Boot Barn Holdings, Inc.A	74,852	2,612,335
Five Below, Inc.A	25,323	3,193,230
Floor & Decor Holdings, Inc., Class AA	88,030	4,502,735
Monro, Inc.	51,126	4,039,465
Sportsman’s Warehouse Holdings, Inc.A	435,220	2,254,440

		24,821,316

Textiles, Apparel & Luxury Goods - 0.99%
Canada Goose Holdings, Inc.A B	87,993	3,869,052

Total Consumer Discretionary		54,514,003

Consumer Staples - 2.08%
Food Products - 2.08%
Calavo Growers, Inc.B	62,981	5,994,531
Limoneira Co.	118,788	2,180,948

		8,175,479

Total Consumer Staples		8,175,479

Energy - 0.95%
Energy Equipment & Services - 0.54%
Core Laboratories N.V.B	29,322	1,366,992
RigNet, Inc.A	96,847	750,564

		2,117,556

Oil, Gas & Consumable Fuels - 0.41%
Parsley Energy, Inc., Class A	95,853	1,610,330

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.37% (continued)
Energy - 0.95% (continued)
Total Energy		$3,727,886

Financials - 8.19%
Banks - 1.01%
Ameris Bancorp	88,915	3,577,940
Veritex Holdings, Inc.	16,160	392,122

		3,970,062

Capital Markets - 1.09%
MarketAxess Holdings, Inc.	13,025	4,265,688

Consumer Finance - 5.61%
Encore Capital Group, Inc.A B	194,696	6,488,244
EZCORP, Inc., Class AA	483,268	3,119,495
FirstCash, Inc.	67,439	6,182,133
PRA Group, Inc.A	183,161	6,189,010

		21,978,882

Insurance - 0.48%
Palomar Holdings, Inc.A	47,747	1,882,187

Total Financials		32,096,819

Health Care - 19.40%
Biotechnology - 2.73%
Ligand Pharmaceuticals, Inc.A B	49,831	4,960,178
Repligen Corp.A	74,718	5,730,123

		10,690,301

Health Care Equipment & Supplies - 5.09%
Insulet Corp.A	32,634	5,382,326
Neogen Corp.A	50,805	3,460,328
NuVasive, Inc.A	66,749	4,230,552
Penumbra, Inc.A B	31,036	4,174,032
Tandem Diabetes Care, Inc.A	46,140	2,721,337

		19,968,575

Health Care Providers & Services - 2.39%
Acadia Healthcare Co., Inc.A B	118,428	3,680,742
BioTelemetry, Inc.A	74,750	3,044,568
HealthEquity, Inc.A	46,582	2,661,928

		9,387,238

Health Care Technology - 3.47%
HealthStream, Inc.A	98,749	2,556,612
HMS Holdings Corp.A	156,205	5,383,605
Omnicell, Inc.A	78,515	5,674,279

		13,614,496

Life Sciences Tools & Services - 4.15%
Bio-Techne Corp.	21,372	4,181,859
ICON PLCA	54,131	7,975,662
PRA Health Sciences, Inc.A	41,643	4,132,235

		16,289,756

Pharmaceuticals - 1.57%
Pacira BioSciences, Inc.A	109,415	4,165,429
Supernus Pharmaceuticals, Inc.A	71,866	1,974,878

		6,140,307

Total Health Care		76,090,673

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.37% (continued)
Industrials - 16.76%
Aerospace & Defense - 6.89%
Aerovironment, Inc.A	77,608	$4,156,685
Axon Enterprise, Inc.A	82,231	4,669,076
HEICO Corp., Class A	71,389	6,946,864
Kratos Defense & Security Solutions, Inc.A	289,864	5,390,021
Mercury Systems, Inc.A	72,019	5,845,782

		27,008,428

Air Freight & Logistics - 1.36%
Echo Global Logistics, Inc.A	106,425	2,410,526
Hub Group, Inc., Class AA	63,208	2,939,172

		5,349,698

Building Products - 1.80%
Trex Co., Inc.A	77,805	7,074,809

Machinery - 4.62%
Kornit Digital Ltd.A B	174,283	5,364,431
Lindsay Corp.B	21,924	2,035,643
Proto Labs, Inc.A	51,042	5,211,388
RBC Bearings, Inc.A	33,231	5,513,355

		18,124,817

Professional Services - 0.84%
CoStar Group, Inc.A	5,521	3,275,057

Trading Companies & Distributors - 1.25%
SiteOne Landscape Supply, Inc.A B	66,055	4,889,391

Total Industrials		65,722,200

Information Technology - 32.68%
Electronic Equipment, Instruments & Components - 3.68%
Cognex Corp.	68,352	3,358,134
FLIR Systems, Inc.	116,289	6,115,638
National Instruments Corp.	62,091	2,607,201
nLight, Inc.A	151,313	2,369,562

		14,450,535

IT Services - 3.53%
Euronet Worldwide, Inc.A	45,815	6,702,734
MAXIMUS, Inc.	31,299	2,418,161
WEX, Inc.A	23,317	4,711,666

		13,832,561

Semiconductors & Semiconductor Equipment - 4.08%
Inphi Corp.A	60,589	3,698,958
Power Integrations, Inc.	31,446	2,843,662
Semtech Corp.A	98,703	4,797,953
Silicon Laboratories, Inc.A	41,819	4,656,546

		15,997,119

Software - 21.39%
8x8, Inc.A	194,401	4,027,989
Aspen Technology, Inc.A	57,213	7,041,776
Cornerstone OnDemand, Inc.A	67,321	3,690,537
CyberArk Software Ltd.A	32,615	3,255,629
Envestnet, Inc.A	80,955	4,590,149
FireEye, Inc.A B	240,401	3,206,949
Five9, Inc.A	115,023	6,181,336
Globant S.A.A	56,208	5,147,529
Guidewire Software, Inc.A	33,417	3,521,483

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.37% (continued)
Information Technology - 32.68% (continued)
Software - 21.39% (continued)
Manhattan Associates, Inc.A	76,282	$6,153,669
Mimecast Ltd.A	81,775	2,916,914
Proofpoint, Inc.A	52,775	6,810,614
PROS Holdings, Inc.A	115,641	6,892,204
Q2 Holdings, Inc.A	79,065	6,235,857
Qualys, Inc.A	50,489	3,815,454
Rapid7, Inc.A	52,396	2,378,254
SPS Commerce, Inc.A	73,000	3,436,110
Tyler Technologies, Inc.A	17,378	4,561,725

		83,864,178

Total Information Technology		128,144,393

Materials - 1.08%
Chemicals - 1.08%
Balchem Corp.	42,633	4,228,767

Total Common Stocks (Cost $235,281,347)		381,841,870

SHORT-TERM INVESTMENTS - 2.62% (Cost $10,262,434)
Investment Companies - 2.62%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.88%C D	10,262,434	10,262,434

SECURITIES LENDING COLLATERAL - 1.56% (Cost $6,137,091)
Investment Companies - 1.56%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.88%C D	6,137,091	6,137,091

TOTAL INVESTMENTS - 101.55% (Cost $251,680,872)		398,241,395
LIABILITIES, NET OF OTHER ASSETS - (1.55%)		(6,084,804)

TOTAL NET ASSETS - 100.00%		$392,156,591

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash or U.S. Treasury, at September 30, 2019.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC - Public Limited Company.

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2019, the investments were classified as described below:

Stephens Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$381,841,870	$—	$—	$381,841,870
Short-Term Investments	10,262,434	—	—	10,262,434
Securities Lending Collateral	6,137,091	—	—	6,137,091

Total Investments in Securities - Assets	$398,241,395	$—	$—	$398,241,395

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2019 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of September 30, 2019, the Trust consists of thirty-three active series, eight of which are presented in this filing: American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL TargetRisk Fund, American Beacon Bahl & Gaynor Small Cap Growth Fund, American Beacon Bridgeway Large Cap Growth Fund, American Beacon Bridgeway Large Cap Value Fund, American Beacon Ionic Strategic Arbitrage Fund, American Beacon Stephens Mid-Cap Growth Fund, and American Beacon Stephens Small Cap Growth Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies except for the American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL TargetRisk Fund and American Beacon Ionic Strategic Arbitrage Fund which are registered as non-diversified. The remaining twenty-five active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Consolidation of Subsidiaries

The Schedules of Investments of the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund (the controlled foreign corporation “CFC Funds”) are consolidated to include the accounts of the American Beacon Cayman Managed Futures Strategy Fund, Ltd. and American Beacon Cayman TargetRisk Fund, Ltd., respectively, each of which are wholly-owned and controlled subsidiaries (the “Subsidiaries”) of the CFC Funds. All intercompany accounts and transactions have been eliminated in consolidation for the CFC Funds.

For Federal tax purposes, taxable income for the CFC Funds and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (the “Code”) and each Subsidiary’s taxable income is included in the calculation of the applicable CFC Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the CFC Funds either in the current period or future periods. The Subsidiaries have a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

Each CFC Fund may invest up to 25% of its total assets in its Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the CFC Fund’s investment objectives and policies. The CFC Funds expect to achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the CFC Funds, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2019 (Unaudited)

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at September 30, 2019	% of Total Net Assets of the CFC Fund at September 30, 2019
American Beacon Cayman Managed Futures Strategy Fund, Ltd.	August 19, 2014	$263,057,423	24.0%
American Beacon Cayman TargetRisk Fund, Ltd.	December 31, 2018	17,976,569	17.1%

CFTC Regulation

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting United States Securities and Exchange Commission (the “SEC’’) and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

The CFC Funds are commodity pools, as defined in the regulation of the CFTC and operated by the Manager, a commodity pool operator regulated by the CFTC.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, a part of the Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2019 (Unaudited)

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2019 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2019 (Unaudited)

underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2019 (Unaudited)

marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of September 30, 2019, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Bahl & Gaynor Small Cap Growth	$1,591,735	$—	$1,611,498	$1,611,498
Bridgeway Large Cap Growth	4,236,086	371,036	3,975,511	4,346,547
Bridgeway Large Cap Value	44,159,057	—	45,352,384	45,352,384
Stephens Mid-Cap Growth	18,625,529	2,203,151	16,623,378	18,826,529
Stephens Small Cap Growth	42,673,529	6,137,091	37,152,213	43,289,304

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2019 (Unaudited)

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

Cost of Investments for Federal Income Tax Purposes

As of September 30, 2019, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)		Net Unrealized Appreciation (Depreciation)
AHL Managed Futures Strategy	$980,427,215	$278,445	$	—	$278,445
AHL TargetRisk	80,770,301	503,760		(523,379)	(19,619)
Bahl & Gaynor Small Cap Growth	36,353,453	7,708,327		(1,030,281)	6,678,046
Bridgeway Large Cap Growth	158,559,967	31,733,831		(4,381,460)	27,352,371
Bridgeway Large Cap Value	3,274,618,603	568,402,331		(186,492,902)	381,909,429
Ionic Strategic Arbitrage	10,885,339	—		—	—
Stephens Mid-Cap Growth	282,746,051	50,286,028		(10,222,834)	40,063,194
Stephens Small Cap Growth	251,680,872	160,999,416		(14,438,893)	146,560,523

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of December 31, 2018, the Ionic Strategic Arbitrage Fund had $23,033,314 and $4,939,340 in short-term and long-term, respectively, post RIC MOD capital loss carryforwards.

The Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any capital losses incurred after October 31 through the Funds’ fiscal year end, December 31, 2018. Qualified late year ordinary losses are specified losses generally incurred after October 31 and ordinary losses incurred after December 31 through the end of the Funds’ fiscal year, December 31, 2018. For the period ended December 31, 2018, Bahl & Gaynor Small Cap Growth Fund deferred $211,184 short-term capital losses and $545,982 long-term capital losses, Bridgeway Large Cap Growth Fund deferred $725,466 of short-term capital losses to January 1, 2019, and Bridgeway Large Cap Value Fund deferred $13,967,073 short-term and $22,247,988 long-term capital losses to January 1, 2019.

For the period ended December 31, 2018, the AHL Managed Futures Strategy Fund, AHL TargetRisk Fund, Ionic Strategic Arbitrage Fund, Stephens Mid-Cap Growth Fund and Stephens Small Cap Growth Fund did not have any capital loss carryforwards.

Subsequent Event

Effective October 15, 2019, the Manager chose to liquidate and terminate the Ionic Strategic Arbitrage Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: November 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: November 26, 2019

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: November 26, 2019